--------------------------------------------------------------------------------
Semi-Annual Report February 28, 2001 (unaudited)

JPMorgan Tax Free Funds

Tax Free Income Fund
Intermediate Tax Free Income Fund
New York Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
California Intermediate Tax Free Fund

                                                           [LOGO]JPMorganFleming
                                                                Asset Management
--------------------------------------------------------------------------------

Contents

Letter to the Shareholders ................................................  1

JPMorgan Tax Free Income Fund Fund Commentary .............................  3

JPMorgan Intermediate Tax Free Income Fund Fund Commentary ................  5

JPMorgan New York Intermediate Tax Free Income Fund Fund Commentary .......  7

JPMorgan New Jersey Tax Free Income Fund Fund Commentary ..................  9

JPMorgan California Intermediate Tax Free Fund Fund Commentary ............ 11

Portfolio of Investments .................................................. 13

Financial Statements ...................................................... 47

Notes to Financial Statements ............................................. 53

Highlights

o The municipal bond market benefited from an influx of investors fleeing the volatile equity markets during the reporting period.

o     Lower interest rates led to strong total returns.

o The California electric utility deregulation crisis had an impact on the market, leading to sharp underperformance by California municipal securities.

              -----------------------------------------------------
              NOT FDIC INSURED | May lose value / No bank guarantee
              -----------------------------------------------------

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

--------------------------------------------------------------------------------
JPMorgan Tax Free Funds

LETTER TO THE SHAREHOLDERS

                                                                   April 9, 2001

Dear Shareholder:

We are pleased to present this semi-annual report for the JPMorgan Tax Free Income Funds for the six-month period ended February 28, 2001. As you are aware, a historic merger was completed on December 31, 2000 between JPMorgan and The Chase Manhattan Corp., creating JPMorgan Chase & Co. In an effort to give a common name to the mutual funds that draw upon the outstanding resources of the combined entity, your Fund's Trustees approved the proposal to re-name your Funds on February 28, 2001 as the JPMorgan Funds. Please be assured of our commitment to you, and know that the investment objectives and the account privileges of your Fund will remain unchanged. Inside you'll find in-depth information on each of the tax-free funds along with updates from the portfolio management team.

As Economy Slows, Fixed Income Securities Rise

As the reporting period began in September, the formerly red-hot U.S. economy was showing definite signs of slowing following a series of interest rate increases by the Federal Reserve Board that began in June 1999. While the country was focused on the Presidential election campaign and post-election drama, the slowdown accelerated and broadened much faster than was anticipated by most economists and market analysts.

Investors who had come to favor equities over fixed income securities during the long bull market in stocks, particularly Nasdaq stocks, began to feel the pinch of the ongoing stock market correction in the fall. As they began to look for alternatives, the municipal bond market was a prime beneficiary. As 2000 drew to a close, the erratic supply of new issues in December sparked a sharp rise in municipal bond prices.

Investors Snap Up New Supply

With state and local governments looking to take advantage of the lower interest rate environment to issue and refund municipal bonds, long-term issuance was up 43% in the first two months of 2001 compared to the similar period in 2000. This new supply was met by investors, and over $2 billion flowed into long-term tax-free mutual funds. Of course, the market was further supported by the Fed's unexpected 50-basis point Fed Funds rate cut on January 3rd, a subsequent 50-basis point move at the end of January and the expectation that aggressive rate-cutting would continue.

While municipal finances across the country remained strong and credit concerns were generally subdued, the electric utility deregulation crisis in California led to a sharp selloff in California issues. After trading at a premium for years, California bonds lost significant ground in the first two months of 2001 and, as the period ended, were no longer trading

JPMorgan Tax Free Funds
--------------------------------------------------------------------------------

at lofty levels. While we are carefully monitoring the situation in California, in particular the impact of the new supply of General Obligation (GO) bonds that will likely have to be issued, we do not expect significant further deterioration relative to other states.

New Resources, Same Commitment

On behalf of the thousands of professionals working on your behalf, I thank you for the trust you have placed in us over the years and welcome you to the JPMorgan Family of Funds. We look forward to serving your investment needs for many years to come.

Sincerely yours,

/s/ George Gatch

George Gatch
Managing Director

--------------------------------------------------------------------------------
JPMorgan Tax Free Income Fund
         As of February 28, 2001 (Unaudited)

HOW THE FUND PERFORMED

JPMorgan Tax Free Income Fund, which seeks to provide tax-exempt income through higher-quality municipal bonds, had a total return of 5.42% (Class I shares, without sales charges) for the six months ended February 28, 2001. This compares to the 5.19% return from the Lehman Municipal Bond Index.

HOW THE FUND WAS MANAGED

A major factor in the fixed income markets in the final four months of 2000 was the compression in yields between bonds of higher and lower quality in a market with relatively little new supply. Therefore, a key aspect of management strategy involved upgrading quality and call protection, since the yield compression meant that the Fund could buy higher quality and better structured issues without giving up very much in terms of yield.

Additionally, the management team maintained a longer-than-benchmark duration during almost all of the reporting period, which helped performance as interest rates fell given that longer-term securities fared better in the falling rate environment. To further benefit from falling rates, the management team moved out of premium coupon bonds and into discount coupons given the latter's higher interest-rate sensitivity.

Having reduced exposure to California in November given what the management team considered to be overly rich price levels, the Fund was well positioned for the selloff in California bonds that accompanied the electric utility deregulation crisis. As the reporting period ended, the management team had begun switching from a focus on the 20-year portion of the yield curve to the 15-year area, effectively reducing the Fund's duration.

LOOKING AHEAD

The management team expects the Federal Reserve Board to continue cutting short-term interest rates in light of the ongoing economic slowdown. With the view that the sweet spot on the yield curve will be in the 15-17 year range, the management team may reduce exposure to 30-year discount coupon bonds that have gone up significantly in value and focus on premium issues in the desired 15-17 year maturity range. Finally, the Fund's underweight exposure to California is slowly and carefully being increased given what are the most attractive relative yield levels seen in years, with a focus on revenue bonds whose payment of principal and interest is not expected to be affected by the energy crisis.

JPMorgan Tax Free Income Fund
--------------------------------------------------------------------------------
As of February 28, 2001 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                                  1 YEAR     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
  CLASS A SHARES
    WITHOUT SALES CHARGE                          12.12%       5.57%       6.78%
    WITH SALES CHARGE                              7.13%       4.61%       6.29%
--------------------------------------------------------------------------------
  CLASS B SHARES
    WITHOUT CDSC                                  12.09%       5.57%       6.78%
    WITH CDSC                                      7.09%       5.25%       6.78%
--------------------------------------------------------------------------------
  CLASS I SHARES                                  12.12%       5.57%       6.78%
--------------------------------------------------------------------------------

10-YEAR PERFORMANCE (2/28/91 TO 2/28/01)

                               [GRAPHIC OMITTED]

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Sales charge for Class A Shares: 4.50%. Class B Shares CDSC: 5% for the one-year period, 2% for the five-year period and 0% for the ten-year period.

Returns for Class I shares include performance of a predecessor account for the period dating back to 2/28/91, prior to the Fund's commencement of operations on 1/1/97. Returns for Class I shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

Class A and B Shares were introduced on 2/16/01. Performance is based on the historical expenses of the predecessor Class I Shares, which are lower than the expenses for Class A and B Shares.

The Fund is currently waiving fees. The waiver may be terminated, which would reduce performance.

The graph illustrates comparative performance of $10,000 (Class I), and assumes reinvestment of all distributions. Performance of the unmanaged average and index does not include sales charges, but includes reinvestment of all distributions. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lipper Index consists of funds that invest in municipal bonds. Investors cannot invest directly in an index. Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

--------------------------------------------------------------------------------
JPMorgan Intermediate Tax Free Income Fund
         As of February 28, 2001 (Unaudited)

HOW THE FUND PERFORMED

JPMorgan Intermediate Tax Free Income Fund had a total return of 4.72% (Class I shares, without sales charges) for the six months ended February 28, 2001. This compares to the 4.83% return of the Lehman Municipal Intermediate Mutual Fund Index and 4.64% from the Lehman Municipal Bond 3-10 Year Blend Index.

HOW THE FUND WAS MANAGED

A major factor in the fixed income markets in the final four months of 2000 was the compression in yields between bonds of higher and lower quality in a market with relatively little new supply. Therefore, a key aspect of management strategy involved upgrading quality and call protection, since the yield compression meant that the Fund could buy higher quality and better structured issues without giving up very much in terms of yield.

Additionally, the management team maintained a longer-than-benchmark duration throughout most of the reporting period, which helped performance as interest rates fell given that longer-term securities fared better in the falling rate environment. To further benefit from falling rates, the management team moved out of premium coupon bonds and into discount coupons given the latter's higher interest-rate sensitivity.

Having reduced exposure to California in November given what the management team considered to be overly rich price levels, the Fund was well positioned for the selloff in California bonds that accompanied the electric utility deregulation crisis. In the last two months of the reporting period, the management team further extended duration, selling bonds maturing in 2002/2003 and buying 13- to 16-year maturities.

LOOKING AHEAD

The management team expects the Federal Reserve Board to continue cutting short-term interest rates in light of the ongoing economic slowdown. With the view that the sweet spot on the yield curve will be in the 15-year range, the management team will continue its focus in this area. The Fund's underweight exposure to California is slowly and carefully being increased given what are the most attractive relative yield levels seen in years, with a focus on revenue bonds whose payment of principal and interest is not expected to be affected by the energy crisis.

JPMorgan Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
As of February 28, 2001 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                           1 YEAR         5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                                            10.07%         5.34%           6.70%
--------------------------------------------------------------------------------

10-YEAR PERFORMANCE (2/28/91 TO 2/28/01)

                               [GRAPHIC OMITTED]

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Returns include performance of a predecessor account for the period dating back to 2/28/91, prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce performance.

The graph illustrates comparative performance of $10,000 (Class I), and assumes reinvestment of all distributions. Performance of the unmanaged average and indices does not include sales charges, but includes reinvestment of all distributions. The Lehman Municipal Bond 3-10 year Blend Index replicates the 3, 5, 7 and 10 year term investment grade tax-exempt bond market. The Lipper Index consists of funds that invest in intermediate tax-exempt municipal bonds. Investors cannot invest directly in an index. Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

--------------------------------------------------------------------------------
JPMorgan New York Intermediate Tax Free Income Fund
         As of February 28, 2001 (Unaudited)

HOW THE FUND PERFORMED

JPMorgan New York Intermediate Tax Free Income Fund, which seeks to provide tax-exempt income through higher-quality, longer-term municipal bonds, had a total return of 5.02% (Class I shares, without sales charges) for the six months ended February 28, 2001. This compares to the 4.78% return of the Lehman Intermediate NY Municipal Bond Index.

HOW THE FUND WAS MANAGED

A major factor in the fixed income markets during the first four months of the reporting period was the compression in yields between bonds of higher and lower quality in a market with relatively little new supply. Therefore, a key aspect of management strategy involved upgrading quality and call protection, since the yield compression meant that the Fund could buy higher quality and better structured issues without giving up very much in terms of yield. Although there was a brief supply bubble in early 2001 that caused a decompression in quality yields, it subsided rather quickly and the management team continued to upgrade quality, primarily by selling A-rated New York City General Obligation bonds and moving into insured bonds for minimal loss of yield.

The management team maintained a longer-than-benchmark duration in the first part of the reporting period, which helped performance as interest rates fell given that longer-term securities fared better in the falling rate environment. To further benefit from falling rates, the management team moved out of premium coupon bonds and into discount coupons given the latter's higher interest-rate sensitivity. Duration was trimmed back in the latter part of the period as the management team focused on 15-20 year bonds at the expense of 30-year issues.

When the New York supply bulge arrived, the management team was able to capture the higher yields associated with the heavy issuance. It achieved this by selling Puerto Rico bonds which were trading at high levels in light of the California electric utility deregulation crisis. Puerto Rico bonds are free of state and local income taxes and benefited from investors looking to get out of California issues while maintaining state tax free income.

LOOKING AHEAD

The management team expects the Federal Reserve Board to continue cutting short-term interest rates in light of the ongoing economic slowdown and, therefore, anticipates maintaining a long duration relative to its new intermediate-term benchmark. With the view that the sweet spot on the yield curve will be in the 15-17 year range, the management team may further reduce exposure to longer-term discount coupon bonds that have gone up significantly in value and focus on premium issues in the desired 15-17 year maturity range.

JPMorgan New York Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
As of February 28, 2001 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                                 1 YEAR      5 YEARS   10 YEARS
--------------------------------------------------------------------------------
  CLASS A SHARES
    WITHOUT SALES CHARGE                          10.81%      5.44%      6.46%
    WITH SALES CHARGE                              5.83%      4.48%      5.97%
--------------------------------------------------------------------------------
  CLASS B SHARES
    WITHOUT CDSC                                  10.79%      5.44%      6.46%
    WITH CDSC                                      5.79%      5.11%      6.46%
--------------------------------------------------------------------------------
  CLASS I SHARES                                  10.81%      5.44%      6.46%
--------------------------------------------------------------------------------

10-YEAR PERFORMANCE (2/28/91 TO 2/28/01)

                               [GRAPHIC OMITTED]

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Sales charge for Class A Shares: 4.50%. Class B Shares CDSC: 5% for the one-year period, 2% for the five-year period and 0% for the ten-year period.

Returns for Class I shares include performance of a predecessor account for the period dating back to 2/28/91, prior to the Fund's commencement of operations on 1/1/97. Returns for Class I shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

Class A and B Shares were introduced on 2/16/01. Performance is based on the historical expenses of the predecessor Class I Shares, which are lower than the expenses for Class A and B Shares.

The Fund is currently waiving fees. The waiver may be terminated, which would reduce performance.

The graph illustrates comparative performance of $10,000 (Class I), and assumes reinvestment of all distributions. Performance of the unmanaged average and index does not include sales charges, but includes reinvestment of all distributions. Comparison of Fund performance to the Lehman Intermediate New York Municipal Bond Index is not presented as the Index lacks ten years of history. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lipper Index consists of funds that invest in New York intermediate tax-exempt municipal bonds. Investors cannot invest directly in an index. Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

--------------------------------------------------------------------------------
JPMorgan New Jersey Tax Free Income Fund
         As of February 28, 2001 (Unaudited)

HOW THE FUND PERFORMED

JPMorgan New Jersey Tax Free Income Fund had a total return of 5.92% (Class A shares, without sales charges) for the six months ended February 28, 2001. This compares to the 4.67% return from the Lehman Quality Intermediate Index and the 5.19% return from the Lehman Municipal Bond Index.

HOW THE FUND WAS MANAGED

A major factor in the fixed income markets in the final four months of 2000 was the compression in yields between bonds of higher and lower quality in a market with relatively little new supply. Therefore, a key aspect of management strategy involved upgrading quality and call protection, since the yield compression meant that the Fund could buy higher quality and better structured issues without giving up very much in terms of yield.

Additionally, the management team extended duration early in the reporting period to take advantage of falling interest rates that accompanied the U.S. economic slowdown. The Fund also sold Puerto Rico bonds which were trading at high levels in line with California issues in the latter part of 2000 (income from Puerto Rico bonds is exempt from California state income taxes). With the proceeds, the Fund purchased New Jersey bonds. To further benefit from falling rates, the management team began moving out of premium coupon bonds and into discount coupons given the latter's higher interest-rate sensitivity. This focus on discount coupon bonds proved beneficial in late 2000 and throughout the first two months of 2001.

The Fund held its long duration into 2001 and continued to take advantage of high prices on Puerto Rico bonds by selling them and buying New Jersey bonds with 15- to 20-year maturities.

LOOKING AHEAD

The management team expects the Federal Reserve Board to continue cutting short-term interest rates in light of the ongoing economic slowdown. With the view that the sweet spot on the yield curve will be in the 15-17 year range, the management team will continue its focus in the area.

JPMorgan New Jersey Tax Free Income Fund
--------------------------------------------------------------------------------
As of February 28, 2001 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                             1 YEAR       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                                             12.51%        5.24%          6.02%
--------------------------------------------------------------------------------

10-YEAR PERFORMANCE (2/28/91 TO 2/28/01)

                               [GRAPHIC OMITTED]

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Returns include performance of a predecessor account for the period dating back to 2/28/91, prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce performance.

The graph illustrates comparative performance of $10,000 (Class I), and assumes reinvestment of all distributions. Performance of the unmanaged average and indices does not include sales charges, but includes reinvestment of all distributions. Comparison of Fund performance to the Lehman Quality Intermediate Index is not presented as the Index lacks ten years of history. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lehman 7-Year Municipal Bond Index replicates the intermediate-term, investment grade tax-exempt bond market. The Lipper Average consists of funds that invest in New Jersey tax-exempt municipal bonds. Investors cannot invest directly in an index. Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

--------------------------------------------------------------------------------
JPMorgan California Intermediate Tax Free Fund
         As of February 28, 2001 (Unaudited)

HOW THE FUND PERFORMED

JPMorgan California Intermediate Tax Free Fund, which seeks to provide tax-exempt income through high-quality municipal bonds, had a total return of 4.50% (Class A shares, without sales charges) for the six months ended February 28, 2001. This compares to the 3.86% return of the Lehman California Intermediate Municipal Bond Index.

HOW THE FUND WAS MANAGED

A major factor in the fixed income markets in the final four months of 2000 was the compression in yields between bonds of higher and lower quality in a market with relatively little new supply. In late 2000, zero coupon bonds in the 10-15 year range had not compressed as much and, therefore, the management team focused its new purchases in these bonds. The Fund also sold some Puerto Rico and other territorial bonds (whose income is free of California state income taxes) to go back into some California issues that were cheaper on a relative basis. With the onset of the energy crunch in late 2000, the management team rotated out of the sector into more liquid names.

Moving into 2001, the Fund had a large cash position. This helped relative performance dramatically as the energy crunch turned into a full-scale crisis that caused California bonds to sharply underperform issues from other states. Fortunately, the Fund owned no California General Obligation (GO) bonds and therefore was able to avoid the worst of the crisis.

As California issues sold off, prices fell to relative levels not seen in many years, prompting the management team to begin carefully moving back into California issues using the proceeds from additional sales of Puerto Rico bonds. However, the Fund focused on revenue bonds whose payment of principal and interest is not expected to be affected by the energy crisis.

LOOKING AHEAD

The management team expects the Federal Reserve Board to continue cutting short-term interest rates in light of the ongoing economic slowdown. While carefully monitoring the situation in California, the management team will look to continue to purchase California revenue bonds that have sold off along with other issues during the crisis but whose payment streams are far more secure. Accordingly, it is expected to continue to avoid General Obligation bonds which are likely to underperform as new supply is created to end the crisis.

JPMorgan California Intermediate Tax Free Fund
--------------------------------------------------------------------------------
As of February 28, 2001 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                                                         SINCE
                                                                       INCEPTION
                                                  1 YEAR    5 YEARS     7/16/93
--------------------------------------------------------------------------------
  CLASS A SHARES
    WITHOUT SALES CHARGE                          11.20%      5.65%      5.49%
    WITH SALES CHARGE                              6.23%      4.69%      4.85%
--------------------------------------------------------------------------------

LIFE OF FUND PERFORMANCE (7/16/93 TO 2/28/01)

                               [GRAPHIC OMITTED]

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Sales charge for Class A Shares: 4.50%.

The graph illustrates comparative performance of $10,000 (Class A), assumes reinvestment of all distributions and includes a 4.50% sales charge. Performance of the unmanaged average and indices does not include sales charges, but includes reinvestment of all distributions. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lehman California Intermediate Municipal Bond Index replicates the California intermediate-term, investment grade tax-exempt bond market. The Lipper Average consists of funds that invest in California intermediate-term, investment-grade municipal bonds. Investors cannot invest directly in an index. Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

--------------------------------------------------------------------------------
JPMorgan Tax Free Income Fund
Portfolio of Investments

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- 97.4%
---------------------------------------------------------------------------------------------
                  Alabama -- 0.5%
     $ 4,000      Jefferson County, Alabama, Sewer, Ser. D, Warrants,
                    Rev., 5.75%, 02/01/22                                           $   4,165

                  Arizona -- 0.8%
       5,300      Pima County, Arizona, Unified School District No. 1,
                    Tucson, GO, 7.50%, 07/01/10                                         6,586

                  Arkansas -- 0.6%
       5,000      Arkansas State, Federal Highway Grant Anticipation,
                    Ser. A, GO, 5.25%, 08/01/05                                         5,297

                  California -- 9.7%
       2,000      California State, GO, 6.50%, 11/01/09                                 2,359
       1,000      California State, Ser. B, GO, 10.00%, 08/01/02                        1,091
       1,000      California State, Veterans Bonds, Ser. AM, GO, 9.00%,
                    10/01/05                                                            1,221
      21,000      California Statewide Communities Development
                    Authority, Sherman Oaks Project, Ser. A, Rev., 5.00%,
                    08/01/22                                                           20,889
       7,000      Corona, California, Public Financing Authority, Water
                    Utility Improvements, Rev., 4.75%, 09/01/28                         6,517
       1,000      Fullerton University Foundation, California, Auxiliary
                    Organization, Ser. A, Rev., 5.75%, 07/01/30                         1,062
      21,000      Los Angeles, California, Department of Water & Power,
                    Ser. A, Rev., 5.13%, 07/01/41                                      20,244
       4,000      Los Angeles, California, Harbor Department, Rev., ^,
                    7.60%, 10/01/18                                                     5,108
       1,235      Metropolitan Water District of Southern California,
                    Ser. A, GO, 5.25%, 03/01/14                                         1,303
       3,000      Modesto, California, Irrigation District Financing
                    Authority, Ser. A, Rev., 6.00%, 10/01/15                            3,279
       9,930      Pomona, California, Unified School District, Ser. A, GO,
                    6.15%, 08/01/15                                                    11,456
      13,600      San Joaquin Hills, California, Transportation Corridor
                    Agency, Cabs, Senior-Lien, Rev., ^, 0.00%, 01/01/24                 4,054
       2,800      South Orange County, California, Public Financing
                    Authority, Special Tax, Senior Lien, Ser. A, 6.20%,
                    09/01/13                                                            3,023
                                                                                    ---------
                                                                                       81,606

                  Colorado -- 2.7%
       1,190      Adams County, Colorado, School District No. 12, GO,
                    6.20%, 12/15/10                                                     1,262
       1,145      Colorado Water Resources & Power Development
                    Authority, Drinking Water, Ser. A, Rev., 5.25%,
                    09/01/11                                                            1,225
         360      Colorado Water Resources & Power Development
                    Authority, Drinking Water, Ser. A, Rev., 5.25%,
                    09/01/13                                                              380
       2,000      Denver, Colorado, City & County Airport,
                    Ser. A, Rev., 6.00%, 11/15/17                                       2,155
       1,000      Douglas County, Colorado, Sales & Use Tax, Open
                    Space, Rev., 5.35%, 10/15/14                                        1,048
       6,000      Garfield, Pitkin & Eagle Counties, Colorado, School
                    District No. Re 1 Roarge, GO, ^, 6.60%, 06/15/04                    6,599

                       See notes to financial statements.

JPMorgan Tax Free Income Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  Colorado -- Continued
     $ 3,050      Platte River Power Authority, Colorado, Ser. DD, Rev.,
                    6.00%, 06/01/05                                                 $   3,300
       4,400      Platte River Power Authority, Colorado, Ser. DD, Rev.,
                    6.00%, 06/01/06                                                     4,818
       1,620      Platte River Power Authority, Colorado, Ser. DD, Rev.,
                    6.00%, 06/01/07                                                     1,790
                                                                                    ---------
                                                                                       22,577

                  Connecticut -- 0.7%
       4,455      Connecticut State Housing Finance Authority, Housing
                    Mortgage Finance Program, Ser. C1, Rev., 6.60%,
                    11/15/23                                                            4,625
       1,700      Mashantucket Western Pequot Tribe, Connecticut,
                    Special Obligation, Sub. Ser. A, Rev., 5.50%, 09/01/28              1,583
                                                                                    ---------
                                                                                        6,208

                  Delaware -- 0.7%
       5,000      Delaware State, Economic Development Authority,
                    Osteopathic Hospital Association of Delaware, Ser. A,
                    Rev., ^, 6.90%, 01/01/18                                            5,964

                  Florida -- 5.0%
       3,715      Broward County, Florida, Resource Recovery, SES
                    Broward Co. LP South Project, Rev., 7.95%, 12/01/08                 3,807
       2,200      Dade County, Florida, Special Obligation, Miami Beach
                    Convention Center Project, Special Tax, 8.63%, 12/01/07             2,664
       5,000      Daytona Beach, Florida, Water & Sewer, Ser. 1978, Rev.,
                    ^, 6.75%, 11/15/07                                                  5,331
       5,000      Florida State, Board of Education, Lottery, Ser. C, Rev.,
                    4.50%, 07/01/18                                                     4,578
       3,000      Florida State, Division of Bond Finance Dept., General
                    Services, Department of Environmental Protection,
                    Preservation 2000, Ser. A, Rev., 5.38%, 07/01/11                    3,224
       3,670      Greater Orlando Aviation Authority, Orlando, Florida,
                    Airport Facilities, Ser. A, Rev., 6.50%, 10/01/12                   3,880
       3,205      Hillsborough County, Florida, Aviation Authority,
                    Tampa International Airport, Ser. B, Rev., 6.00%,
                    10/01/18                                                            3,617
       3,800      Lakeland, Florida, Electric & Water, First Lien, Ser. B,
                    Rev., 6.05%, 10/01/14                                               4,356
       1,295      Orange County, Florida, Health Facilities Authority,
                    Ser. A, Rev., 6.25%, 10/01/12                                       1,490
       3,130      Orange County, Florida, Health Facilities Authority,
                    Ser. A, Rev., ^, 6.25%, 10/01/12                                    3,651
         680      Orange County, Florida, Health Facilities Authority,
                    Ser. C, Rev., 6.25%, 10/01/12                                         783
       1,630      Orange County, Florida, Health Facilities Authority,
                    Ser. C, Rev., ^, 6.25%, 10/01/12                                    1,901
       2,505      Orange County, Florida, Tourist Development, Ser. A,
                    GO, 6.50%, 10/01/10                                                 2,662
         495      Orange County, Florida, Tourist Development, Ser. A,
                    Rev., ^, 6.50%, 10/01/10                                              528
                                                                                    ---------
                                                                                       42,472


                       See notes to financial statements.

                                                   JPMorgan Tax Free Income Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  Georgia -- 6.4%
     $ 5,000      Burke County, Georgia, Development Authority PCR,
                    Oglethorpe Power Co., Rev., ^, 8.00%, 01/01/03                  $   5,531
      10,000      Dalton, Georgia, Development Authority, Rev., 5.50%,
                    08/15/26                                                           10,493
       7,645      De Kalb County, Georgia, Housing Authority, Apartment
                    Development, Fox Hollow Apartments, Rev., ^, 7.00%,
                    05/15/07                                                            8,836
       1,000      De Kalb County, Georgia, Water & Sewer Systems, Rev.,
                    5.25%, 10/01/11                                                     1,074
       7,000      Georgia Municipal Electric Authority, Power, Ser. Z, Rev.,
                    5.50%, 01/01/20                                                     7,467
          15      Georgia State, Residential Finance Authority, Single
                    Family Mortgage, Ser. A, Rev., 8.40%, 12/01/18                         15
       5,000      Metropolitan Atlanta Rapid Transit Authority, Georgia,
                    Sales Tax, Second Indenture, Ser. A, Rev., ^, 6.90%,
                    07/01/04                                                            5,594
      10,485      Metropolitan Atlanta Rapid Transit Authority, Georgia,
                    Sales Tax, Ser. P, Rev., 6.25%, 07/01/20                           12,154
       3,110      Savannah, Georgia, Economic Development Authority,
                    College of Art & Design Inc. Project, Rev., 6.60%,
                    10/01/15                                                            3,249
                                                                                    ---------
                                                                                       54,413

                  Hawaii -- 0.7%
       5,000      Honolulu, Hawaii, City & County, Ser. A, GO, 7.35%,
                    07/01/08                                                            5,961

                  Illinois -- 1.6%
          75      Chicago, Illinois, O'Hare International Airport, Ser. A,
                    Rev., 7.50%, 01/01/03                                                  76
       3,990      Cook County, Illinois, Community High School District
                    No. 219, Niles Township, GO, 8.00%, 12/01/15                        5,339
         862      Illinois Health Facilities Authority, Ser. A, Rev., ^, 7.90%,
                    08/15/03                                                              922
         892      Illinois Health Facilities Authority, Ser. A, Rev., ^, 7.90%,
                    08/15/03                                                              895
       3,250      Illinois Housing Development Authority, Multi-Family
                    Housing, Ser. 1991-A, Rev., 8.25%, 07/01/16                         3,348
       2,425      Regional Transportation Authority, Illinois, Rev., 6.25%,
                    07/01/15                                                            2,806
                                                                                    ---------
                                                                                       13,386

                  Indiana -- 1.5%
      13,000      Indiana Health Facilities Financing Authority, Clarian
                    Health Obligation Group, Rev., 5.50%, 02/15/30                     13,128

                  Kentucky -- 1.1%
       8,000      Louisville & Jefferson County, Kentucky, Metropolitan
                    Sewer District, Sewer & Drain System, Ser. A, Rev., ^,
                    6.50%, 11/15/04                                                     8,922

                  Louisiana -- 1.1%
       2,000      Orleans Parish, Louisiana, School Board, Defeased,
                    Rev., ^, 8.85%, 02/01/06                                            2,439
       2,000      Orleans Parish, Louisiana, School Board, Defeased,
                    Rev., ^, 8.90%, 02/01/07                                            2,510
       4,000      Orleans Parish, Louisiana, School Board, GO, ^, 7.50%,
                    09/01/05                                                            4,610
                                                                                    ---------
                                                                                        9,559

                       See notes to financial statements.

JPMorgan Tax Free Income Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  Massachusetts -- 2.3%
     $ 3,500      Chelsea, Massachusetts, School Project Loan Act of
                    1948, GO, ^, 6.50%, 06/15/04                                    $   3,871
       2,750      Haverhill, Massachusetts, Unlimited Tax, Ser. A, GO, ^,
                    7.00%, 06/15/02                                                     2,926
       9,000      Massachusetts State, Port Authority, Ser. B, Rev., 5.50%,
                    07/01/13                                                            9,420
       1,000      New England Education Loan Marketing Corp.,
                    Massachusetts Student Loan, Sub-Issue H, Rev., 6.90%,
                    11/01/09                                                            1,117
       2,015      South Essex, Massachusetts, Sewer District, Ser. B, GO,
                    ^, 6.75%, 06/01/04                                                  2,242
                                                                                    ---------
                                                                                       19,576

                  Michigan -- 0.2%
       1,000      Michigan State, Housing Development Authority,
                    Rental Housing, Ser. B, Rev., 7.55%, 04/01/23                       1,022
         500      Wayne County, Michigan, Building Authority, Ser. A, GO,
                    ^, 8.00%, 03/01/02                                                    532
                                                                                    ---------
                                                                                        1,554

                  Minnesota -- 1.2%
       2,670      Anoka-Hennepin, Minnesota, Independent School
                    District No. 11, Center Enhancement Program, Ser. A,
                    GO, 5.00%, 02/01/12                                                 2,771
       4,175      Anoka-Hennepin, Minnesota, Independent School
                    District No. 11, Center Enhancement Program, Ser. A,
                    GO, 5.00%, 02/01/13                                                 4,300
       2,845      Anoka-Hennepin, Minnesota, Independent School
                    District No. 11, Center Enhancement Program, Ser. A,
                    GO, 5.00%, 02/01/18                                                 2,842
                                                                                    ---------
                                                                                        9,913

                  Mississippi -- 0.7%
       5,500      Mississippi State, GO, 5.50%, 09/01/10                                6,002

                  Missouri -- 0.1%
       1,105      Sikeston, Missouri, Electric, Rev., 6.00%, 06/01/16                   1,250

                  Montana -- 0.3%
       2,320      Montana State, Long-Range Building Program, Ser. B,
                    GO, 4.50%, 08/01/15                                                 2,253

                  Nevada -- 0.0%
          65      Nevada Housing Division, Single Family Housing,
                  Ser. A-3, Rev., 8.20%, 10/01/19                                          67

                  New Hampshire -- 0.4%
       3,240      Manchester, New Hampshire, Housing & Redevelopment
                    Authority, Ser. A, Rev., 6.75%, 01/01/15                            3,495

                  New Jersey -- 3.9%
       4,200      Freehold, New Jersey, Regional High School, GO,
                    5.60%, 03/01/16                                                     4,464
       3,455      Middletown Township, New Jersey, Board of Education,
                    GO, ^, 5.80%, 08/01/07                                              3,814
       5,215      New Jersey Economic Development Authority,
                    Educational Testing Service, Ser. B, Rev., ^, 6.25%,
                    05/15/05                                                            5,811
       1,500      New Jersey Sports & Exposition Authority, Rev., ^,                    1,625
                    8.30%, 01/01/03

                       See notes to financial statements.

                                                   JPMorgan Tax Free Income Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  New Jersey -- Continued
     $ 2,905      New Jersey Sports & Exposition Authority, Ser. A, Rev.,
                    6.50%, 03/01/19                                                 $   3,039
         565      New Jersey Sports & Exposition Authority, Ser. A, Rev.,
                    ^, 6.50%, 03/01/02                                                    594
       1,500      New Jersey State, Educational Facilities Authority,
                    Fairleigh Dickinson University, Ser. G, Rev., 5.70%,
                    07/01/28                                                            1,356
       5,000      New Jersey State, Highway Authority, Garden State
                    Parkway, Rev., 6.20%, 01/01/10                                      5,712
       1,000      New Jersey State, Transportation Trust Fund Authority,
                    Transportation Systems, Ser. A, Rev., 5.75%, 06/15/15               1,112
       5,000      New Jersey State, Transportation Trust Fund Authority,
                    Transportation Systems, Ser. B, Rev., 6.50%, 06/15/10               5,873
                                                                                    ---------
                                                                                       33,400

                  New York -- 24.7%
       3,000      Nassau County, New York, IDA, Civic Facility, Hofstra
                    University Project, Rev., ^, 6.75%, 08/01/01                        3,103
         440      New York City, New York, IDA, Civic Facility, Mt. St.
                    Vincent College, Rev., 7.00%, 05/01/08                                468
       2,250      New York City, New York, IDA, IDR, Brooklyn Navy Yard
                    Cogen Partners Project, Rev., 5.75%, 10/01/36                       2,079
       3,500      New York City, New York, IDA, IDR, Brooklyn Navy Yard
                    Cogen Partners Project, Rev., 6.20%, 10/01/22                       3,535
       5,000      New York City, New York, IDA, Special Facilities, British
                    Airways PLC Project, Rev., 5.25%, 12/01/32                          4,493
       7,500      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Rev., 5.66%,
                    06/15/33                                                            7,714
       6,565      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. A, Rev., 5.50%,
                    06/15/23                                                            6,670
       2,850      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. A, Rev., 5.75%,
                    06/15/30                                                            2,988
       2,000      New York City, New York, Ser. A, GO, 5.38%, 08/01/15                  2,062
      12,000      New York City, New York, Ser. A, GO, 6.25%, 08/01/08                 13,363
       2,450      New York City, New York, Ser. A, GO, 6.25%, 08/01/09                  2,714
       4,000      New York City, New York, Ser. B, GO, 6.50%, 08/15/10                  4,668
       8,000      New York City, New York, Transitional Finance Authority,
                    Future Tax Secured, Ser. C, Rev., 5.50%, 11/01/24                   8,256
       9,000      New York City, New York, Transitional Finance Authority,
                    Future Tax Secured, Ser. C, Rev., 5.50%, 11/01/29                   9,264
       7,160      New York State, Dorm Authority, City University System,
                    3rd General Reserve, Ser. 2, Rev., 5.00%, 07/01/18                  7,110
       5,000      New York State, Dorm Authority, City University System,
                    Ser. A, Rev., 5.75%, 07/01/13                                       5,572
       1,500      New York State, Dorm Authority, Nursing Home, Ser. A,
                    Rev., 5.50%, 08/01/30                                               1,530
       2,000      New York State, Dorm Authority, Pratt Institute, Rev.,
                    6.00%, 07/01/28                                                     2,135
       4,500      New York State, Dorm Authority, University of Rochester,
                    Ser. A, Rev., 6.40%, 07/01/13                                       4,898
       6,000      New York State, Energy Research & Development
                    Authority, PCR, Niagara Mohawk Power Corp., Ser. A,
                    Rev., 7.20%, 07/01/29                                               6,638

                       See notes to financial statements.

JPMorgan Tax Free Income Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  New York -- Continued
     $ 2,000      New York State, Environmental Facilities Corp., PCR,
                    Ser. B, Rev., 7.10%, 09/15/11                                  $    2,046
       2,650      New York State, Environmental Facilities Corp., PCR,
                    Ser. D, Rev., 6.85%, 11/15/11                                       2,968
       4,100      New York State, GO, ^, 6.30%, 09/15/02                                4,359
         435      New York State, Housing Finance Agency, Health
                    Facilities, Monroe County, Ser. A, Rev., 7.63%, 05/01/05              446
       4,000      New York State, Housing Finance Agency, State
                    University Construction, Ser. A, Rev., ^, 7.90%, 11/01/06           4,523
       5,500      New York State, Local Government Assistance Corp.,
                    Ser. C, Rev., ^, 7.00%, 04/01/01                                    5,628
       2,780      New York State, Medical Care Facilities Finance Agency,
                    Hospital and Nursing Home, Ser. C, Rev., ^, 6.25%,
                    08/15/12                                                            3,016
       2,000      New York State, Medical Care Facilities Finance Agency,
                    Special Obligation, Mental Health Services
                    Improvement Facilities, Ser. A, Rev., ^, 8.30%,
                    05/01/04                                                            2,261
      10,155      New York State, Mortgage Agency, Homeowner
                    Mortgage, Ser. 85, Rev., 5.70%, 10/01/17                           10,587
       5,000      New York State, Ser. F, GO, 5.25%, 09/15/10                           5,326
       2,500      New York State, Urban Development Corp., Correctional
                    Capital Facilities, Rev., 5.70%, 01/01/27                           2,597
       2,000      Niagara, New York, Frontier Transportation Authority,
                    Greater Buffalo International Airport, Ser. B, Rev.,
                    5.75%, 04/01/04                                                     2,106
       4,000      Port Authority of New York & New Jersey, Consolidated
                    Bonds 109th Ser., Rev., 5.38%, 01/15/32                             4,061
      11,500      Port Authority of New York & New Jersey, Consolidated
                    Bonds 114th Ser., Rev., 4.75%, 08/01/33                            10,727
       6,270      Port Authority of New York & New Jersey, Consolidated
                    Bonds 78th Ser., Rev., 6.50%, 04/15/11                              6,524
      26,000      Port Authority of New York & New Jersey, Consolidated
                    Bonds 93rd Ser., Rev., 6.13%, 06/01/94                             29,412
       9,000      Triborough Bridge & Tunnel Authority, New York,
                    Convention Center Project, Ser. E, Rev., 7.25%,
                    01/01/10                                                           10,374
       2,000      Utica, New York, IDA, Civic Facility,
                    Munson-Williams-Proctor Institute Project, Ser. A, Rev.,
                    5.38%, 07/15/19                                                     2,023
                                                                                    ---------
                                                                                      208,244

                  North Dakota -- 0.7%
       5,000      Mercer County, North Dakota, PCR, Antelope Valley
                    Station, Rev., 7.20%, 06/30/13                                      6,103

                  Ohio -- 3.1%
      11,000      Cleveland, Ohio, Public Power System, First Mortgage,
                    Ser. A, Rev., ^, 7.00%, 11/15/04                                   12,444
       2,000      Dublin, Ohio, Refunding & Public Improvement, Ser. A,
                    GO, 5.25%, 12/01/14                                                 2,093
      12,000      Hamilton County, Ohio, Sales Tax, Sub. Ser. B, Rev.,
                    Aaa, 5.25%, 12/01/32                                               12,044
                                                                                    ---------
                                                                                       26,581

                       See notes to financial statements.

                                                   JPMorgan Tax Free Income Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  Oklahoma -- 1.8%
     $ 1,960      Oklahoma Housing Finance Agency, Single Family
                    Housing, Ser. B-2, Rev., 6.80%, 09/01/26                        $   2,122
       7,500      Oklahoma State, Turnpike Authority, Second Ser., Ser. A,
                    Rev., 5.25%, 01/01/13                                               7,903
       5,000      Tulsa, Oklahoma, Metropolitan Utility Authority, Rev.,
                    5.75%, 09/01/19                                                     5,189
                                                                                    ---------
                                                                                       15,214

                  Oregon -- 3.3%
       5,780      Oregon State, Higher Education Building, Ser. A, GO, ^,
                    6.45%, 08/01/04                                                     6,346
      11,565      Portland, Oregon, Sewer Systems, Ser. A, Rev., 5.00%,
                    06/01/15                                                           11,688
       3,900      Salem, Oregon, Hospital Facilities Authority, Salem
                    Hospital, Rev., 5.25%, 08/15/14                                     3,987
       5,000      Washington County, Oregon, Sewer Agency, Senior Lien,
                    Ser. A, Rev., 5.75%, 10/01/10                                       5,561
                                                                                    ---------
                                                                                       27,582

                  Pennsylvania -- 2.4%
       2,255      Allegheny County, Pennsylvania, Hospital Development
                    Authority, South Hills Health, Ser. B, Rev., 6.75%,
                    05/01/25                                                            2,363
       1,000      Allegheny County, Pennsylvania, IDA, Health Care
                    Facilities, Presbyterian Senior Care, Rev., 5.75%,
                    01/01/23                                                              802
       3,190      Carbon County, Pennsylvania, IDA, Panther Creek
                    Partners Project, Rev., 6.65%, 05/01/10                             3,269
      13,500      Delaware Valley, Pennsylvania, Regional Finance
                    Authority, Local Government, Ser. A, Rev., 5.50%,
                    08/01/28                                                           14,172
                                                                                    ---------
                                                                                       20,606

                  Puerto Rico -- 6.1%
       5,655      Puerto Rico Commonwealth, GO, 6.00%, 07/01/16                         6,485
       5,000      Puerto Rico Commonwealth, Highway & Transportation
                    Authority, Ser. B, Rev., 6.00%, 07/01/39                            5,418
       1,500      Puerto Rico Commonwealth, Highway & Transportation
                    Authority, Ser. T, Rev., ^, 6.63%, 07/01/02                         1,589
          60      Puerto Rico Commonwealth, Urban Renewal & Housing
                    Corp., Rev., 7.88%, 10/01/04                                           61
      25,300      Puerto Rico Electric Power Authority, Ser. HH, Rev.,
                    5.25%, 07/01/29                                                    25,620
       5,000      Puerto Rico Electric Power Authority, Ser. Y, Rev.,
                    7.00%, 07/01/07                                                     5,869
       2,500      Puerto Rico Municipal Finance Agency, Ser. A, GO,
                    6.00%, 08/01/15                                                     2,798
       3,000      Puerto Rico Public Buildings Authority, Government                    3,525
                    Facilities, Ser. A, Rev., 6.25%, 07/01/11
                                                                                    ---------
                                                                                       51,365

                       See notes to financial statements.

JPMorgan Tax Free Income Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  South Carolina -- 1.3%
     $ 6,000      Richland County, South Carolina, School District No. 1,
                    GO, 4.63%, 03/01/22                                             $   5,519
         250      South Carolina State, Housing Finance & Development
                    Authority, Multi-Family Housing, Fairway Apartments
                    Project, Rev., 7.63%, 04/01/33                                        255
       5,000      South Carolina State, Public Service Authority, Ser. A,
                    Rev., 6.25%, 01/01/22                                               5,358
                                                                                    ---------
                                                                                       11,132

                  South Dakota -- 0.4%
       3,000      Heartland Consumers Power District, Rev., ^, 7.00%,
                    01/01/16                                                            3,543
         100      South Dakota Housing Development Authority,
                    Homeownership Mortgage, Ser. A, Rev., 5.88%,
                    05/01/12                                                              104
                                                                                    ---------
                                                                                        3,647

                  Tennessee -- 0.7%
       3,000      Knox County, Tennessee, Health, Educational &
                    Housing Facilities Board, University Health Systems
                    Inc., Rev., 5.63%, 04/01/29                                         2,798
       3,000      Metropolitan Government of Nashville & Davidson
                    Counties, Tennessee, Water & Sewer, Rev., 5.20%,
                    01/01/13                                                            3,174
                                                                                    ---------
                                                                                        5,972

                  Texas -- 10.3%
       6,500      Austin, Texas, Utility System, Rev., 6.00%, 11/15/13                  7,382
       2,000      Austin, Texas, Utility System, Ser. A, Rev., ^, 8.00%,
                    05/15/01                                                            2,020
       7,000      Dallas-Fort Worth, Texas, International Airport Facilities
                    Improvement Corp., American Airlines Inc., Rev., 6.38%,
                    05/01/35                                                            6,990
       2,115      Dallas-Fort Worth, Texas, Regional Airport, Ser. A,
                    7.38%, 11/01/08                                                     2,375
       2,945      Dallas-Fort Worth, Texas, Regional Airport, Ser. A,
                    7.38%, 11/01/09                                                     3,307
       2,000      Dallas-Fort Worth, Texas, Regional Airport, Ser. A,
                    7.38%, 11/01/11                                                     2,236
       9,000      Houston, Texas, Airport Systems, Sub-Lien, Ser. B, Rev.,
                    5.50%, 07/01/30                                                     9,184
      59,100      Houston, Texas, Water & Sewer Systems, Capital
                    Appreciation, Junior Lien, Ser. A, Rev., 0.00%, 12/01/19           21,872
       2,500      Houston, Texas, Water Conveyance System, Ser. F,
                    COP, 7.20%, 12/15/05                                                2,835
       2,000      Houston, Texas, Water Conveyance System, Ser. F,
                    COP, 7.20%, 12/15/06                                                2,306
       2,400      Klein, Texas, Independent School District, Ser. A, GO,
                    5.00%, 08/01/17                                                     2,403
      10,000      Lewisville, Texas, Independent School District, GO,
                    5.00%, 08/15/17                                                     9,878
       5,000      Plano, Texas, Independent School District, GO, 5.25%,
                    02/15/15                                                            5,145
       8,500      Texas Water Development Board, State Revolving Fund,
                    Senior Lien, Ser. B, Rev., 5.13%, 07/15/18                          8,509
                                                                                    ---------
                                                                                       86,442

                       See notes to financial statements.

                                                   JPMorgan Tax Free Income Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  Utah -- 0.1%
     $ 1,000      Sevier County, Utah, Sevier School District, GO, ^,               $   1,116
                    9.20%, 05/01/03

                  Virgin Islands -- 0.3%
       3,000      Virgin Islands Public Finance Authority, Senior Lien,                 2,915
                    Ser. A, Rev., 5.50%, 10/01/22

                  Washington -- 0.0%
         250      Washington State, Public Power Supply System,                           289
                    Nuclear Project No. 1, Ser. B, Rev., 7.25%, 07/01/09
---------------------------------------------------------------------------------------------
                  Total Long-Term Municipal Securities                                824,962
                  (Cost $784,348)
---------------------------------------------------------------------------------------------
       Short-Term Investments -- 2.4%
---------------------------------------------------------------------------------------------
                  Municipal Securities -- 1.3%
                  ----------------------------
                  California -- 0.0%
         100      California PCFA, Resource Recovery, OMS Equity                          100
                    Stanislaus Project, Rev., FRDO, 1.50%, 03/01/01
         100      Irvine Ranch, California, Water District, Consolidated                  100
                    Bonds, Rev., FRDO, 1.50%, 03/01/01
                                                                                     --------
                                                                                          200
                  New Jersey -- 0.1%
       1,000      New Jersey Economic Development Authority, El Dorado                  1,000
                    Terminals, Ser. B, Rev., FRDO, 2.80%, 03/01/01

                  Alabama  -- 1.2%
       4,000      Stevenson, Alabama, Industrial Development Board,                     4,000
                    Environmental Improvement, Mead Corp. Project, Ser. B,
                    Rev., FRDO, 3.15%, 03/01/01
       6,000      Stevenson, Alabama, Industrial Development Board,                     6,001
                    Environmental Improvement, The Mead Corp. Project,
                    Rev., FRDO, 3.15%, 03/01/01
                  ---------------------------------------------------------------------------
                  Total Municipal Securities                                           11,201
                  (Cost $11,201)
---------------------------------------------------------------------------------------------
      Shares

                  Money Market Funds -- 1.1%
                  --------------------------
       4,389      Provident Municipal Cash Money Market Fund                            4,389
       5,174      Provident Municipal Money Market Fund                                 5,174
                  ---------------------------------------------------------------------------
                  Total Money Market Funds                                              9,563
                  (Cost $9,563)
---------------------------------------------------------------------------------------------
                  Total Short-Term Investments                                         20,764
                  (Cost $20,764)
---------------------------------------------------------------------------------------------
                  Total Investments-- 99.8%                                          $845,726
                  (Cost $805,112)
---------------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan Intermediate Tax Free Income Fund
Portfolio of Investments

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                             Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- 97.8%
---------------------------------------------------------------------------------------------
                  Alabama -- 1.8%
    $  8,485      Alabama State, Public School & College Authority,
                    Capital Improvement, Ser. D, Rev., 5.25%, 08/01/05             $    8,975
       2,650      Alabama State, Ser. A, GO, 5.50%, 10/01/02                            2,732
       1,000      Shelby County, Alabama, Board of Education, Capital
                    Outlay School Warrants, 5.70%, 02/01/09                             1,070
                                                                                   ----------
                                                                                       12,777

                  California -- 0.8%
       5,000      Los Angeles County, California, Public Works
                    Financing Authority, Regional Park & Open Space
                    District, Ser. A, Rev., ^, 6.00%, 10/01/04                          5,512

                  Colorado - 0.5%
       3,000      Eagle, Garfield & Routt Counties, Colorado, School
                    District No. Re 50J, GO, ^, 6.13%, 12/01/04                         3,311

                  Connecticut -- 0.7%
       4,735      Connecticut State, Special Tax Obligation,
                    Transportation Infrastructure, Ser. A, Rev., 5.40%,
                    06/01/09                                                            5,003

                  Delaware -- 0.5%
       3,000      Delaware Transportation Authority, Transportation
                    System, Rev., 6.00%, 07/01/05                                       3,252

                  Florida -- 1.2%
       2,000      Dade County, Florida, Aviation, Ser. B, Rev., 6.40%,
                    10/01/06                                                            2,204
       1,495      Florida State, Board of Education, Capital Outlay,
                    Public Education, Ser. B, GO, 5.25%, 06/01/12                       1,600
       2,000      Florida State, Department of Corrections,
                    Okeechobee Correctional, COP, 6.00%, 03/01/08                       2,172
       2,350      Miami-Dade County, Florida, Aviation, Ser. A, Rev.,
                    5.25%, 10/01/07                                                     2,487
                                                                                   ----------
                                                                                        8,463

                  Georgia -- 2.7%
       1,720      Forsyth County, Georgia, School District, GO, 5.00%,
                    07/01/12                                                            1,800
       5,000      Georgia Municipal Electric Authority, Ser. DD, Rev.,
                    7.00%, 01/01/08                                                     5,821
       5,000      Georgia State, Ser. B, GO, 6.25%, 04/01/04                            5,372
       2,000      Georgia State, Ser. D, GO, 6.00%, 10/01/04                            2,156
       3,700      Metropolitan Atlanta Rapid Transit Authority,
                    Georgia, Sales Tax, Second Indenture, Ser. A,
                    Rev., ^, 6.90%, 07/01/04                                            4,139
                                                                                   ----------
                                                                                       19,288

                  Hawaii -- 1.0%
       4,405      Hawaii State, Ser CK, GO, ^, 5.25%, 09/01/05                          4,675
       2,000      Honolulu, Hawaii, City & County, Ser. A, GO, 7.35%,
                    07/01/06                                                            2,313
                                                                                   ----------
                                                                                        6,988

                       See notes to financial statements.

                                      JPMorgan Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                             Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  Illinois -- 11.1%
    $  1,245      Chicago, Illinois, Park District, Harbor Facilities, Rev.,
                    5.38%, 01/01/06                                                $    1,315
       1,500      Chicago, Illinois, Metropolitan Water Reclamation
                    District, Greater Chicago, Capital Improvement
                    Bonds, GO, ^, 7.00%, 01/01/08                                       1,746
      10,000      Chicago, Illinois, Metropolitan Water Reclamation
                    District, Greater Chicago, Capital Improvement, GO,
                    5.50%, 12/01/12                                                    10,896
       5,000      Chicago, Illinois, Metropolitan Water Reclamation
                    District, Greater Chicago, GO, 5.50%, 12/01/08                      5,437
      10,025      Chicago, Illinois, Metropolitan Water Reclamation
                    District, Greater Chicago, GO, 5.50%, 12/01/09                     10,918
       7,200      Chicago, Illinois, Metropolitan Water Reclamation
                    District, Greater Chicago, GO, 5.95%, 12/01/07                      7,987
       3,000      Chicago, Illinois, O'Hare International Airport, General
                    Airport, Second Lien, Ser. A, Rev., 6.75%, 01/01/06                 3,347
       6,055      Chicago, Illinois, O'Hare International Airport,
                    Passenger Facilities Charge, Ser. A, Rev., 5.38%,
                    01/01/07                                                            6,439
       1,000      Illinois Regional Transportation Authority, Ser. B, Rev.,
                    6.40%, 06/01/12                                                     1,165
       1,810      Illinois State, 1st Ser., GO, 5.25%, 08/01/05                         1,908
       2,565      Illinois State, 1st Ser., GO, 5.50%, 08/01/06                         2,751
       4,000      Illinois State, 1st Ser., GO, 5.50%, 08/01/07                         4,313
       5,485      Illinois State, GO, 5.25%, 04/01/04                                   5,713
       2,000      Illinois State, GO, 5.25%, 06/01/10                                   2,124
       1,320      Illinois State, GO, 5.50%, 08/01/06                                   1,405
      10,000      Illinois State, GO, 5.50%, 04/01/10                                  10,763
                                                                                   ----------
                                                                                       78,227

                  Indiana -- 3.2%
       2,600      Indiana Municipal Power Agency, Power Supply
                    Systems, Ser. B, Rev., 5.63%, 01/01/05                              2,757
       5,500      Indiana Municipal Power Agency, Power Supply
                    Systems, Ser. B, Rev., 5.80%, 01/01/08                              6,015
       2,485      Indiana State, Office Building Commission Facilities,
                    Ser. A, Rev., 5.00%, 07/01/04                                       2,576
       7,315      Indianapolis, Indiana, Gas Utility, Distribution Systems,
                    Ser. A, Rev., 5.75%, 08/15/08                                       8,030
       3,000      Indianapolis, Indiana, Local Public Improvement,
                    Bond Bank, Ser. A, Rev., 6.50%, 01/01/08                            3,397
                                                                                   ----------
                                                                                       22,775

                  Kansas -- 0.3%
       2,175      Kansas State, Department of Transportation, Highway,
                    Rev., 5.00%, 09/01/03                                               2,245

                  Kentucky -- 0.0%
         275      Owensboro, Kentucky, Electric Light & Power, Rev., ^,
                    10.50%, 01/01/04                                                      298

                  Louisiana -- 0.5%
       3,500      Lake Charles, Louisiana, Harbor & Terminal District,
                    Reynolds Metals Co. Project, Rev., 5.50%, 05/01/06                  3,571

                       See notes to financial statements.

JPMorgan Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                             Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  Maryland -- 4.4%
    $  3,335      Maryland State, Stadium Authority, Rev., 5.75%,
                    12/15/08                                                       $    3,587
       3,535      Maryland State, Stadium Authority, Rev., 5.80%,
                    12/15/09                                                            3,796
      15,640      Maryland State, State & Local Facilities Loan,
                    Third Ser., GO, 5.80%, 10/15/08                                    16,769
       6,500      Maryland State, Transportation Authority,
                    Transportation Facilities Project, Rev., 5.80%,
                    07/01/06                                                            7,103
                                                                                   ----------
                                                                                       31,255

                  Massachusetts -- 4.2%
       5,000      Chelsea, Massachusetts, School Project Loan Act of
                    1948, GO, ^, 5.90%, 06/15/04                                        5,438
       2,045      Massachusetts Bay, Transportation Authority,
                    General Transportation Systems, Ser. A, Rev.,
                    5.50%, 03/01/14                                                     2,222
       3,000      Massachusetts State, Housing Finance Agency,
                    Residential Development, Ser. C, Rev., 6.45%,
                    05/15/04                                                            3,146
      10,000      Massachusetts State, Turnpike Authority, Ser. A,
                    Rev., ^, 5.00%, 01/01/13                                           10,446
       2,000      Massachusetts State, Water Resources Authority,
                    Ser. A, Rev., 5.50%, 08/01/13                                       2,185
       3,000      Massachusetts State, Water Resources Authority,
                    Ser. C, Rev., 5.25%, 12/01/15                                       3,177
       1,980      Southeastern, Massachusetts, University Building
                    Authority Project, Ser. A, Rev., 5.90%, 05/01/09                    2,138
       1,000      Southeastern, Massachusetts, University Building
                    Authority Project, Ser. A, Rev., 5.90%, 05/01/10                    1,076
                                                                                   ----------
                                                                                       29,828

                  Michigan -- 5.1%
       2,030      Michigan State, Environmental Protection Program,
                    GO, 5.50%, 11/01/04                                                 2,157
      10,750      Michigan State, Trunk Line, Ser. A, Rev., 5.25%,
                    11/01/13                                                           11,458
       4,000      Michigan State, Trunk Line, Ser. A, Rev., 5.25%,
                    11/01/15                                                            4,218
       3,565      Michigan State, Underground Storage Tank, Financial
                    Assurance Authority, Ser. I, Rev., 5.75%, 05/01/10                  3,824
      10,000      Wayne Charter County, Michigan, Airport, Ser. A,
                    Rev., 5.25%, 12/01/06                                              10,536
       3,780      Wayne Charter County, Michigan, Airport, Ser. A,
                    Rev., 5.50%, 12/01/07                                               4,046
                                                                                   ----------
                                                                                       36,239

                  Minnesota -- 0.5%
       3,000      University of Minnesota, Ser. A, Rev., 5.75%,
                    07/01/15                                                            3,316

                  Mississippi -- 0.9%
       4,000      Mississippi State, Capital Improvements Issue, Ser. I,
                    GO, 5.50%, 11/01/06                                                 4,312
       2,000      Mississippi State, GO, 5.75%, 12/01/12                                2,229
                                                                                   ----------
                                                                                        6,541

                       See notes to financial statements.

                                      JPMorgan Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                             Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  Missouri -- 0.2%
    $  1,105      Missouri State, Environmental Improvement &
                    Energy Resources Authority, Water Pollution
                    Control & Drinking Water, State Revolving Funds
                    Program, Ser. B, Rev., 5.50%, 07/01/12                         $    1,209

                  Nebraska -- 0.4%
       2,635      American Public Energy Agency, Nebraska, Gas
                    Supply, Public Gas Agency Project, Ser. A, Rev.,
                    5.25%, 06/01/11                                                     2,637

                  Nevada -- 2.7%
       2,415      Henderson, Nevada, Water & Sewer, Ser. A, GO, 5.50%,
                    09/01/08                                                            2,614
       1,000      Nevada State, GO, 6.75%, 07/01/03                                     1,010
       1,000      Nevada State, Municipal Bond Bank, GO, ^, 7.20%,
                    11/01/04                                                            1,023
       1,000      Nevada State, Municipal Bond Bank,
                    Project No. 20-23A, GO, ^, 7.20%, 07/01/02                          1,008
       5,390      Nevada State, Ser. A, GO, 5.00%, 07/01/10                             5,629
       5,000      Nevada State, Ser. A, GO, 5.60%, 07/15/06                             5,299
       2,000      Nevada State, Ser. C, GO, 6.50%, 05/01/05                             2,197
                                                                                   ----------
                                                                                       18,780

                  New Jersey -- 8.8%
       3,245      Elizabeth, New Jersey, GO, 6.25%, 08/15/08                            3,576
      10,000      New Jersey Building Authority, State Building, Rev.,
                    5.75%, 06/15/09                                                    11,016
         955      New Jersey Economic Development Authority, Market
                    Transition Facility, Senior Lien, Ser. A, Rev., 5.80%,
                    07/01/08                                                            1,029
       8,800      New Jersey Economic Development Authority, Market
                    Transition Facility, Senior Lien, Ser. A, Rev., 5.80%,
                    07/01/09                                                            9,482
       7,000      New Jersey State, Transportation Trust Fund Authority,
                    Ser. B, Rev., 5.50%, 06/15/09                                       7,485
       3,660      New Jersey State, Transportation Trust Fund Authority,
                    Transportation Systems, Ser. A, Rev., 5.75%, 06/15/15               4,069
       4,190      New Jersey State, Turnpike Authority, Rev., ^, 5.70%,
                    05/01/13                                                            4,536
         400      New Jersey State, Turnpike Authority, Rev., ^, 10.38%,
                    01/01/03                                                              436
       3,895      New Jersey State, Turnpike Authority, Ser. G, Rev., ^,
                    5.75%, 01/01/09                                                     4,214
       2,545      New Jersey Wastewater Treatment Trust, Ser. A, Rev.,
                    7.00%, 05/15/06                                                     2,910
       2,910      New Jersey Wastewater Treatment Trust, Ser. A, Rev.,
                    7.00%, 05/15/08                                                     3,428
       3,120      New Jersey Wastewater Treatment Trust, Ser. A, Rev.,
                    7.00%, 05/15/09                                                     3,724
       5,520      New Jersey Wastewater Treatment Trust, Ser. C, Rev.,
                    6.88%, 06/15/07                                                     6,382
                                                                                   ----------
                                                                                       62,287

                       See notes to financial statements.

JPMorgan Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                             Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  New Mexico -- 0.3%
    $  2,075      Gallup, New Mexico, PCR, Plains Electric Generation,
                    Rev., 6.40%, 08/15/05                                          $    2,181

                  New York -- 10.0%
       1,500      Long Island Power Authority, New York, Electric
                    Systems, Ser. A, Rev., 5.50%, 12/01/13                              1,647
         155      New York State, Dorm Authority, Pooled Capital
                    Program, Rev., ^, 7.80%, 12/01/05                                     158
         770      New York State, Dorm Authority, St. John's University,
                    Rev., 6.70%, 07/01/04                                                 793
       2,800      New York State, Dorm Authority, State University
                    Educational Facilities, Ser. A, Rev., 5.50%, 05/15/06               2,994
       4,025      New York State, Dorm Authority, State University
                    Educational Facilities, Ser. A, Rev., 5.50%, 05/15/13               4,404
       1,500      New York State, Dorm Authority, State University
                    Educational Facilities, Ser. A, Rev., 5.50%, 05/15/13               1,643
       1,200      New York State, Environmental Facilities Corp., PCR,
                    State Water Revolving Fund, Ser. D, Rev., 6.55%,
                    03/15/08                                                            1,227
       4,915      New York State, Housing Finance Agency, Housing
                    Project Mortgage, Ser. A, Rev., 5.40%, 11/01/05                     5,201
          75      New York State, Medical Care Facilities, Finance
                    Agency, Rev., ^, 7.38%, 08/15/03                                       75
       6,000      New York State, Ser. B, GO, 5.60%, 08/15/07                           6,426
       5,000      New York State, Ser. B, GO, 5.70%, 08/15/10                           5,314
       4,000      New York State, Thruway Authority, Highway &
                    Bridge Trust Fund, Ser. A, Rev., ^, 5.60%, 04/01/04                 4,301
       5,700      New York State, Thruway Authority, Highway & Bridge
                    Trust Fund, Ser. B, Rev., ^, 6.00%, 04/01/04                        6,195
       5,000      New York State, Thruway Authority, Service Contract,
                    Local Highway & Bridge, Rev., 5.10%, 04/01/08                       5,258
      10,000      New York State, Thruway Authority, Service Contract,
                    Local Highway & Bridge, Rev., 5.20%, 04/01/09                      10,574
       7,500      New York State, Thruway Authority, Service Contract,
                    Local Highway & Bridge, Rev., 5.25%, 04/01/03                       7,735
       3,910      Port Authority of New York & New Jersey,
                    Consolidated Bonds 112th Ser., Rev., 5.00%, 12/01/05                4,073
       1,500      Suffolk County, New York, IDA, IDR, Nissequogue
                    Cogen Partners Facility, Rev., 4.88%, 01/01/08                      1,457
         990      Westchester County, New York, IDA, Resource
                    Recovery, Resco Co. Project, Ser. A, Rev., 5.60%,
                    07/01/07                                                            1,045
                                                                                   ----------
                                                                                       70,520

                  Ohio -- 3.0%
       4,000      Montgomery County, Ohio, Solid Waste, Rev., 5.50%,
                    11/01/10                                                            4,267
       1,420      Ohio State, Building Authority, State Facilities,
                    Administration Building Fund, Ser. A, Rev., 6.00%,
                    10/01/06                                                            1,564
       3,360      Ohio State, Building Authority, State Facilities, Adult
                    Correctional, Ser. A, Rev., 5.75%, 10/01/08                         3,571
       5,000      Ohio State, Infrastructure Improvement, Ser. B, GO,
                    5.25%, 02/01/14                                                     5,309

                       See notes to financial statements.

                                      JPMorgan Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                             Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  Ohio -- Continued
    $  6,000      Ohio State, Turnpike Commission, Ser. A, Rev., 5.40%,
                    02/15/09                                                       $    6,412
                                                                                   ----------
                                                                                       21,123

                  Oregon -- 1.3%
       5,300      Oregon State, State Board of Higher Education, Ser. A,
                    GO, ^, 6.00%, 08/01/06                                              5,925
       3,000      Washington County, Oregon, School District No. 3,
                    Hillsboro, GO, ^, 6.00%, 11/01/05                                   3,285
                                                                                   ----------
                                                                                        9,210

                  Pennsylvania -- 0.7%
       3,000      Carbon County, Pennsylvania, IDA, Panther Creek
                    Partners Project, Rev., 6.65%, 05/01/10                             3,074
       2,000      Pennsylvania State, Second Ser., GO, 5.00%, 08/01/09                  2,108
                                                                                   ----------
                                                                                        5,182

                  Puerto Rico -- 2.6%
      10,000      Puerto Rico Commonwealth, GO, 5.50%, 07/01/08                        10,998
       5,500      Puerto Rico Commonwealth, GO, 5.50%, 07/01/09                         6,072
       1,140      Puerto Rico Industrial, Medical & Environmental
                    PCFFA, Renasa Inc., Squibb Corp. Project, Rev.,
                    6.50%, 07/01/04                                                     1,143
                                                                                   ----------
                                                                                       18,213

                  Tennessee -- 0.9%
       5,335      Tennergy Corp., Tennessee, Gas, Rev., 5.00%,
                    06/01/09                                                            5,250
       1,000      Tennessee State, Ser. A, GO, 5.00%, 05/01/13                          1,044
                                                                                   ----------
                                                                                        6,294

                  Texas -- 12.1%
       2,000      Austin, Texas, Independent School District, Public
                    Property Finance, Contractual Obligation, GO, 5.25%,
                    02/01/08                                                            2,126
       5,255      Austin, Texas, Utility Systems, Rev., 5.80%,
                    11/15/06                                                            5,736
       3,000      Austin, Texas, Utility Systems, Rev., ^, 6.25%,
                    05/15/04                                                            3,235
       6,200      Dallas, Texas, Civic Center, Improvement, Rev., 5.25%,
                    08/15/07                                                            6,605
       4,845      Dallas, Texas, GO, 5.00%, 02/15/09                                    5,105
       6,220      Harris County, Texas, GO, 5.88%, 10/01/07                             6,856
       4,940      Houston, Texas, Ser. A, GO, 5.50%, 03/01/04                           5,172
       8,675      Houston, Texas, Ser. A, GO, 5.50%, 03/01/08                           9,337
       4,975      Houston, Texas, Water & Sewer Systems, Ser. B, Rev.,
                    6.40%, 12/01/09                                                     5,297
       1,520      Katy, Texas, Independent School District, Ser. A, GO,
                    5.00%, 02/15/11                                                     1,585
       5,300      North East Independent School District, Texas, GO,
                    6.50%, 10/01/09                                                     6,126
       5,650      Texas State, Ser. A, GO, 6.00%, 10/01/05                              6,147
       7,500      Texas State, Ser. A, GO, 6.00%, 10/01/09                              8,431

                       See notes to financial statements.

JPMorgan Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                             Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  Texas -- Continued
    $  1,320      Texas Water Development Board, State Revolving
                    Fund, Senior Lien, Rev., 6.20%, 07/15/05                       $    1,385
       4,700      Texas Water Development Board, State Revolving
                    Fund, Senior Lien, Ser. A, Rev., 5.00%, 07/15/07                    4,946
       3,000      Texas Water Development Board, State Revolving
                    Fund, Senior Lien, Ser. A, Rev., 5.25%, 07/15/09                    3,186
       1,000      Texas Water Development Board, State Revolving
                    Fund, Senior Lien, Ser. A, Rev., 5.63%, 07/15/11                    1,084
       3,175      Texas Water Development Board, State Revolving
                    Fund, Senior Lien, Ser. B, Rev., 5.25%, 07/15/08                    3,391
                                                                                   ----------
                                                                                       85,750

                  Utah -- 1.7%
       3,800      Intermountain Power Agency, Utah, Power Supply,
                    Ser. B, Rev., 6.50%, 07/01/10                                       4,402
       2,850      Salt Lake City, Utah, GO, 5.50%, 06/15/11                             3,101
       3,915      Utah State, Building Ownership Authority, State
                    Facilities Master Lease Program, Ser. C, Rev., 5.50%,
                    05/15/08                                                            4,226
                                                                                   ----------
                                                                                       11,729

                  Vermont -- 1.8%
       4,100      Burlington, Vermont, Electric, Ser. A, Rev., 6.38%,
                    07/01/09                                                            4,702
       3,510      Vermont State, Ser. A, GO, ^, 6.40%, 01/15/05                         3,897
       3,510      Vermont State, Ser. A, GO, ^, 6.50%, 01/15/05                         3,909
                                                                                   ----------
                                                                                       12,508

                  Virgin Islands -- 1.6%
       2,500      Virgin Islands Public Finance Authority, Gross Receipts,
                    Taxes Lien Notes, Ser. A, Rev., 5.63%, 10/01/10                     2,633
       5,000      Virgin Islands Public Finance Authority, Senior Lien,
                    Fund Lien Notes, Ser. C, Rev., 5.50%, 10/01/06                      5,172
       3,070      Virgin Islands Water & Power Authority, Electric
                    Systems, Rev., 5.25%, 07/01/07                                      3,151
                                                                                   ----------
                                                                                       10,956

                  Virginia -- 1.3%
       5,515      Chesapeake Bay Bridge & Tunnel Commission,
                    Virginia, General Resolution, Rev., 5.75%, 07/01/08                 5,968
       3,135      Virginia Commonwealth, Transportation Board,
                    Federal Highway Reimbursement Anticipation
                    Notes, Rev., 5.50%, 10/01/06                                        3,388
                                                                                   ----------
                                                                                        9,356

                  Washington -- 1.4%
       4,340      Grant County, Washington, Public Utilities District
                    No. 2, Electric, Ser. G, Rev., 5.25%, 01/01/08                      4,603
       5,000      Washington State, Ser. B, GO, 5.00%, 01/01/07                         5,237
                                                                                   ----------
                                                                                        9,840

                  Wisconsin -- 7.6%
       3,025      Milwaukee County, Wisconsin, Corporate Purpose,
                    Ser. A, GO, 5.38%, 09/01/05                                         3,210
       2,350      Milwaukee County, Wisconsin, Corporate Purpose,
                    Ser. A, GO, 5.63%, 09/01/10                                         2,558

                       See notes to financial statements.

                                      JPMorgan Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                             Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  Wisconsin -- Continued
    $  5,000      Wisconsin State, Clean Water, Ser. 2, Rev., 5.50%,
                    06/01/11                                                       $    5,437
       6,545      Wisconsin State, Clean Water, Ser. 2, Rev., 5.50%,
                    06/01/14                                                            7,090
       3,585      Wisconsin State, Clean Water, Ser. 2, Rev., 6.13%,
                    06/01/06                                                            3,941
       6,000      Wisconsin State, GO, GO, 6.20%, 05/01/06                              6,618
       1,000      Wisconsin State, GO, 6.25%, 05/01/12                                  1,154
       2,775      Wisconsin State, Ser. 1, GO, 5.00%, 11/01/07                          2,928
       6,275      Wisconsin State, Ser. 1, GO, 5.50%, 11/01/11                          6,852
       5,000      Wisconsin State, Ser. 2, GO, 5.00%, 05/01/04                          5,184
       4,450      Wisconsin State, Ser. 3, GO, 5.20%, 11/01/09                          4,750
       4,040      Wisconsin State, Transportation, Ser. A, Rev., 5.00%,
                    07/01/05                                                            4,212
                                                                                   ----------
                                                                                       53,934
---------------------------------------------------------------------------------------------
                  Total Long-Term Municipal Securities                                690,598
                  (Cost $658,561)
---------------------------------------------------------------------------------------------
       Short-Term Investments -- 1.2%
---------------------------------------------------------------------------------------------
                  Municipal Securities -- 0.1%
                  ----------------------------
                  California -- 0.1%
         100      California PCFA, Resource Recovery, OMS Equity
                    Stanislaus Project, Rev., FRDO, 1.50%, 03/01/01                       100
         500      Irvine Ranch, California, Water District, Capital
                    Improvement Project, COP, FRDO, 1.40%, 03/01/01                       500
         100      Irvine Ranch, California, Water District, District No. 105,
                    140, 240 & 250, GO, FRDO, 1.40%, 03/01/01                             100
         100      Irvine Ranch, California, Water District, District No. 182,
                    Ser. A, GO, FRDO, 1.40%, 03/01/01                                     100
         100      Los Angeles, California, Regional Airports
                    Improvement Corp., Terminal Facility, Los Angeles
                    International Airport, Rev., FRDO, 3.30%, 03/01/01                    100
                                                                                   ----------
                                                                                          900

                  New York -- 0.0%
         100      Port Authority of New York & New Jersey, Special
                    Obligation, Versatile Structure Obligation, Ser. 6,
                    Rev., FRDO, 3.00%, 03/01/01                                           100
---------------------------------------------------------------------------------------------
                  Total Municipal Securities                                            1,000
                  (Cost $1,000)
---------------------------------------------------------------------------------------------
       Shares
---------------------------------------------------------------------------------------------
                  Money Market Funds -- 1.1%
                  --------------------------
       3,654      Provident Municipal Cash Money Market Fund                            3,654
       3,876      Provident Municipal Money Market Fund                                 3,876
                  ---------------------------------------------------------------------------
                  Total Money Market Funds                                              7,530
                  (Cost $7,530)
---------------------------------------------------------------------------------------------
                  Total Short-Term Investments                                          8,530
                  (Cost $8,530)
---------------------------------------------------------------------------------------------
                  Total Investments-- 99.0%                                          $699,128
                  (Cost $667,091)
---------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMorgan New York Intermediate Tax Free Income Fund
Portfolio of Investments

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- 86.7%
---------------------------------------------------------------------------------------------
                  New York -- 77.5%
     $ 2,000      Albany County, New York, Airport Authority, Rev.,
                    5.30%, 12/15/15                                                   $ 2,055
       1,120      Allegany County, New York, IDA, Civic Facility,
                    Alfred University, Rev., 5.25%, 08/01/11                            1,192
       1,290      Amherst, New York, IDA, Civic Facility, Faculty
                    Student Housing, Ser. B, Rev., 5.75%, 08/01/15                      1,411
       1,175      Amherst, New York, IDA, Civic Facility, Student
                    Housing Corp., Ser. A, Rev., 5.50%, 08/01/15                        1,251
       1,000      Amherst, New York, IDA, Civic Facility, Student
                    Housing Corp., Ser. B, Rev., 5.50%, 08/01/15                        1,065
         150      Arkport, New York, Central School District, GO,
                    5.20%, 06/15/09                                                       160
          50      Arkport, New York, Central School District, GO,
                    5.20%, 06/15/10                                                        53
         500      Attica, New York, Central School District, GO,
                    5.00%, 06/15/15                                                       507
         420      Barker, New York, Central School District, GO,
                    5.13%, 06/01/04                                                       438
         480      Barker, New York, Central School District, GO,
                    5.15%, 06/01/06                                                       507
       2,000      Battery Park City Authority, New York, Ser. A, Rev.,
                    5.50%, 11/01/26                                                     2,046
       1,040      Beacon, New York, City School District, GO, 5.50%,
                     07/15/11                                                           1,130
         250      Brentwood, New York, Union Free School District, GO,
                    5.63%, 06/15/11                                                       273
         100      Brentwood, New York, Union Free School District, GO,
                    5.63%, 06/15/12                                                       109
         650      Brentwood, New York, Union Free School District, GO,
                    5.63%, 06/15/13                                                       704
         590      Burnt Hills-Ballston Lake, New York, Central School
                    District, GO, 5.40%, 07/15/16                                         616
         305      Burnt Hills-Ballston Lake, New York, Central School
                    District, GO, 5.50%, 07/15/17                                         320
         375      Burnt Hills-Ballston Lake, New York, Central School
                    District, GO, 5.50%, 07/15/18                                         392
         250      Chenango Forks, New York, Central School District, GO,
                    5.63%, 06/15/11                                                       273
         850      Chenango Forks, New York, Central School District, GO,
                    5.70%, 06/15/12                                                       930
       1,655      Cleveland Hill, New York, Union Free School District,
                    Cheektowaga, GO, 5.50%, 10/15/13                                    1,775
       1,730      Cleveland Hill, New York, Union Free School District,
                    Cheektowaga, GO, 5.50%, 10/15/14                                    1,844
         175      Colonie, New York, Public Improvement, Ser. B, GO,
                    5.20%, 04/01/04                                                       182
         375      Colonie, New York, Public Improvement, Ser. B, GO,
                    5.20%, 04/01/05                                                       394
         185      East Meadow, New York, Fire District, GO, 5.30%,
                    04/01/04                                                              193
         250      East Meadow, New York, Fire District, GO, 5.30%,
                    04/01/05                                                              263
         250      East Meadow, New York, Fire District, GO, 5.30%,
                    04/01/06                                                              265

                       See notes to financial statements.

                             JPMorgan New York Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  New York -- Continued
     $   885      Erie County, New York, Public Improvement, GO,
                    6.00%, 01/15/05                                                   $   919
         855      Erie County, New York, Ser. B, GO, 6.00%, 03/15/06                      889
       1,695      Erie County, New York, Water Authority,
                    Improvement & Extension, Rev., ^, 5.75%, 12/01/08                   1,815
       1,050      Goshen, New York, Central School District, GO,
                    5.00%, 06/15/16                                                     1,078
       1,050      Goshen, New York, Central School District, GO,
                    5.00%, 06/15/17                                                     1,071
       1,070      Lindenhurst, New York, Union Free School District, GO,
                    5.25%, 07/15/12                                                     1,132
       1,295      Lindenhurst, New York, Union Free School District, GO,
                    5.25%, 07/15/16                                                     1,341
       1,460      Lindenhurst, New York, Union Free School District, GO,
                    5.25%, 07/15/17                                                     1,500
       5,000      Long Island Power Authority, New York, Electric
                    Systems, Ser. A, Rev., 5.50%, 12/01/11                              5,508
         405      Longwood Central School District at Middle Island,
                    New York, GO, 4.80%, 06/15/11                                         418
       1,290      Longwood Central School District at Middle Island,
                    New York, GO, 4.80%, 06/15/13                                       1,311
         525      Mahopac, New York, Central School District, Ser. B, GO,
                    5.60%, 06/15/14                                                       568
         815      Mahopac, New York, Central School District, Ser. B, GO,
                    5.60%, 06/15/15                                                       876
       1,090      Massapequa, New York, Union Free School District,
                    Ser. A, GO, 5.38%, 06/15/09                                         1,179
       2,180      Massapequa, New York, Union Free School District,
                    Ser. A, GO, 5.38%, 06/15/12                                         2,341
       2,485      Massapequa, New York, Union Free School District,
                    Ser. A, GO, 5.40%, 06/15/13                                         2,653
       3,135      Massapequa, New York, Union Free School District,
                    Ser. A, GO, 5.70%, 06/15/16                                         3,374
         500      Metropolitan Transportation Authority, New York,
                    Commuter Facilities, Ser. B, Rev., 6.10%, 07/01/09                    565
       2,000      Metropolitan Transportation Authority, New York,
                    Dedicated Tax Fund, Ser. A, Rev., 5.50%, 04/01/16                   2,085
         200      Metropolitan Transportation Authority, New York,
                    Transportation Facilities, Ser. C, Rev., 4.75%, 07/01/16              197
         510      Metropolitan Transportation Authority, New York,
                    Transportation Facilities, Ser. C, Rev., 5.25%, 07/01/16              545
         550      Monroe County, New York, IDA, Public Improvement,
                    Canal Ponds Park, Ser. A, Rev., 7.00%, 06/15/13                       581
       1,050      Monroe County, New York, Public Improvement, GO,
                    4.50%, 06/01/09                                                     1,073
         775      Monroe County, New York, Public Improvement, GO,
                    4.50%, 06/01/10                                                       788
         100      Monroe County, New York, Public Improvement, GO,
                    6.00%, 03/01/01                                                       100
       1,230      Monroe County, New York, Public Improvement, GO,
                    6.00%, 03/01/12                                                     1,401
       1,000      Monroe County, New York, Public Improvement, GO,
                    6.00%, 03/01/14                                                     1,140

                       See notes to financial statements.

JPMorgan New York Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  New York -- Continued
     $ 1,000      Monroe County, New York, Public Improvement, GO,
                    6.00%, 03/01/18                                                   $ 1,132
       1,000      Monroe County, New York, Public Improvement, GO,
                    6.00%, 03/01/19                                                     1,129
       1,020      Monticello, New York, Central School District, GO,,
                    5.63%, 06/15/06                                                     1,101
       2,400      Municipal Assistance Corp. for New York City, Ser. E,
                    Rev., 6.00%, 07/01/05                                               2,607
       6,740      Municipal Assistance Corp. for New York City, Ser. E,
                    Rev., 6.00%, 07/01/06                                               7,393
       6,500      Municipal Assistance Corp. for New York City, Ser. G,
                    Rev., 6.00%, 07/01/08                                               7,251
       2,000      Nassau County, New York, General Improvement,
                    Ser. Q, GO, 5.20%, 08/01/12                                         2,099
       1,800      Nassau County, New York, General Improvement,
                    Ser. R, GO, 5.13%, 11/01/03                                         1,870
       2,010      Nassau County, New York, IDA, Civic Facility, Hofstra
                    University Project, Rev., 5.00%, 07/01/03                           2,075
       1,705      Nassau County, New York, IDA, Civic Facility, Hofstra
                    University Project, Rev., 5.00%, 07/01/06                           1,791
       4,740      Nassau County, New York, IDA, Civic Facility, Hofstra
                    University Project, Rev., 5.25%, 07/01/09                           5,077
       1,000      Nassau County, New York, Ser. E, GO, 7.00%, 03/01/04                  1,077
         450      New York City, New York, IDA, Civic Facility,
                    Mt. St. Vincent College, Rev., 7.00%, 05/01/08                        479
       1,000      New York City, New York, IDA, Civic Facility, New School
                    for Social Research, Ser. A, Rev., 5.75%, 09/01/15                  1,057
       1,430      New York City, New York, IDA, Civic Facility, New York
                    Blood Center Inc. Project, Rev., ^, 7.20%, 05/01/04                 1,577
       1,500      New York City, New York, IDA, Civic Facility, YMCA
                    Greater New York Project, Rev., 5.80%, 08/01/16                     1,471
       3,010      New York City, New York, IDA, IDR, Brooklyn Navy Yard
                    Cogen Partners Project, Rev., 6.20%, 10/01/22                       3,040
       1,380      New York City, New York, Industrial Development
                    Agency, Civic Facility, Polytechnic University Project,
                    Rev., 5.00%, 11/01/04                                               1,404
       1,435      New York City, New York, Industrial Development
                    Agency, Civic Facility, Polytechnic University Project,
                    Rev., 5.13%, 11/01/06                                               1,470
       2,500      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Rev., 5.66%,
                    06/15/33                                                            2,571
       3,000      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. A, Rev.,
                    5.75%, 06/15/31                                                     3,157
       1,010      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. A, Rev.,
                    7.00%, 06/15/09                                                     1,030
         725      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. A, Rev., ^,
                    7.00%, 06/15/01                                                       740
       2,000      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. B, Rev.,
                    5.50%, 06/15/27                                                     2,047

                       See notes to financial statements.

                             JPMorgan New York Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  New York -- Continued
     $ 1,000      New York City, New York, Ser. A, GO, 6.25%, 08/01/03                $ 1,049
       1,025      New York City, New York, Ser. A, GO, 6.38%, 08/01/05                  1,077
         500      New York City, New York, Ser. A, GO, ^, 6.10%, 08/01/02                 518
         475      New York City, New York, Ser. A, GO, ^, 6.38%, 08/01/02                 501
          60      New York City, New York, Ser. D, GO, ^, 7.65%, 02/01/02                  63
       2,500      New York City, New York, Ser. E, GO, 6.00%, 08/01/07                  2,766
       2,000      New York City, New York, Ser. F, GO, 5.75%, 02/01/12                  2,121
         400      New York City, New York, Ser. F, GO, 8.25%, 11/15/02                    419
       1,250      New York City, New York, Ser. G, GO, 5.75%, 02/01/04                  1,318
          75      New York City, New York, Ser. H, GO, 6.88%, 02/01/02                     77
          40      New York City, New York, Ser. H, GO, 7.00%, 02/01/06                     42
         460      New York City, New York, Ser. H, GO, ^, 7.00%, 02/01/02                 482
         975      New York City, New York, Ser. H, GO, ^, 7.10%, 02/01/02               1,023
          25      New York City, New York, Ser. H, GO, ^, 7.10%, 02/01/12                  26
         315      New York City, New York, Ser. I, GO, 7.75%, 08/15/01                    321
       1,000      New York City, New York, Transit Authority,
                    Metropolitan Transportation Authority, Triborough,
                    Ser. A, COP, 5.63%, 01/01/12                                        1,090
       4,575      New York City, New York, Transitional Finance
                    Authority, Future Tax Secured, Ser. A, Rev., 5.00%,
                    11/15/09                                                            4,823
       1,700      New York City, New York, Transitional Finance
                    Authority, Future Tax Secured, Ser. A, Rev., 5.50%,
                    02/15/08                                                            1,836
       1,550      New York City, New York, Trust Cultural Resources,
                    Museum of Modern Art, Ser. A, Rev., 5.40%, 01/01/12                 1,596
       1,000      New York Convention Center, Operating Corp., Yale
                    Building Acquisition Project, COP, 6.50%, 12/01/04                  1,018
         100      New York State, Dorm Authority, Canisius College, Rev.,
                    4.75%, 07/01/12                                                       102
         525      New York State, Dorm Authority, Canisius College, Rev.,
                    4.85%, 07/01/13                                                       537
         295      New York State, Dorm Authority, Canisius College, Rev.,
                    4.95%, 07/01/14                                                       299
         230      New York State, Dorm Authority, Canisius College, Rev.,
                    5.00%, 07/01/15                                                       232
       1,545      New York State, Dorm Authority, City University System,
                    Ser. D, Rev., 5.75%, 07/01/06                                       1,675
       1,000      New York State, Dorm Authority, City University System,
                    3rd General Reserve, Ser. 1, Rev., 5.25%, 07/01/08                  1,059
       3,000      New York State, Dorm Authority, City University System,
                    3rd General Reserve, Ser. 2, Rev., 5.00%, 07/01/17                  2,954
       2,500      New York State, Dorm Authority, City University System,
                    3rd General Reserve, Ser. 2, Rev., 5.38%, 07/01/13                  2,637
       3,565      New York State, Dorm Authority, City University System,
                    Ser. A, Rev., 5.75%, 07/01/13                                       3,972
       2,000      New York State, Dorm Authority, City University System,
                    Ser. B, Rev., 5.75%, 07/01/07                                       2,188
       2,470      New York State, Dorm Authority, City University System,
                    Ser. D, Rev., 7.00%, 07/01/09                                       2,810
       3,080      New York State, Dorm Authority, City University System,
                    Ser. D, Rev., 7.00%, 07/01/09                                       3,504
         470      New York State, Dorm Authority, Long Island University,
                    Rev., 5.00%, 09/01/12                                                 487

                       See notes to financial statements.

JPMorgan New York Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  New York -- Continued
     $ 1,020      New York State, Dorm Authority, Long Island University,
                    Rev., 5.13%, 09/01/10                                             $ 1,078
       1,000      New York State, Dorm Authority, Long Island University,
                    Rev., 5.25%, 09/01/11                                               1,065
       1,000      New York State, Dorm Authority, Memorial Sloan
                    Kettering Cancer Center, Ser. C, Rev., 5.50%, 07/01/09              1,081
       1,000      New York State, Dorm Authority, Memorial Sloan
                    Kettering Cancer Center, Ser. C, Rev., 5.50%, 07/01/23              1,063
       1,215      New York State, Dorm Authority, Mental Health
                    Services, Facilities Improvement, Ser. B, Rev., 5.50%,
                    02/15/12                                                            1,300
       1,665      New York State, Dorm Authority, Mental Health
                    Services, Facilities Improvement, Ser. B, Rev., 5.60%,
                    08/15/13                                                            1,787
         170      New York State, Dorm Authority, New York University,
                    Rev., ^, 6.38%, 07/01/01                                              175
       2,580      New York State, Dorm Authority, New York University,
                    Rev., ^, 6.38%, 07/01/07                                            2,651
       2,000      New York State, Dorm Authority, New York University,
                    Ser. A, Rev., 5.75%, 07/01/09                                       2,212
       1,000      New York State, Dorm Authority, New York University,
                    Ser. A, Rev., 5.75%, 07/01/15                                       1,112
       3,500      New York State, Dorm Authority, New York University,
                    Ser. A, Rev., 5.75%, 07/01/16                                       3,878
         500      New York State, Dorm Authority, Nursing Home, Ser. A,
                    Rev., 5.50%, 08/01/20                                                 513
       2,015      New York State, Dorm Authority, Rockefeller University,
                    Rev., 5.00%, 07/01/12                                               2,101
       1,400      New York State, Dorm Authority, Rockefeller University,
                    Rev., 5.00%, 07/01/28                                               1,366
       1,305      New York State, Dorm Authority, Special Act, School
                    Districts Program, Rev., 5.30%, 07/01/11                            1,394
       2,065      New York State, Dorm Authority, State Service Contract,
                    Albany County, Rev., 5.25%, 04/01/12                                2,153
         340      New York State, Dorm Authority, State Service Contract,
                    Albany County, Rev., 5.50%, 04/01/08                                  366
       1,000      New York State, Dorm Authority, State University
                    Educational Facilities, Ser. A, Rev., 5.25%, 05/15/11               1,059
       1,380      New York State, Dorm Authority, State University
                    Educational Facilities, Ser. A, Rev., 5.50%, 05/15/06               1,480
       6,500      New York State, Dorm Authority, State University
                    Educational Facilities, Ser. A, Rev., 5.50%, 05/15/13               7,111
       2,000      New York State, Dorm Authority, State University
                    Educational Facilities, Ser. C, Rev., ^, 7.38%, 05/15/10            2,353
       2,500      New York State, Energy Research & Development
                    Authority, Electric Facilities, Lilco Project, Ser. B, Rev.,
                    FRDO, 5.30%, 11/01/23                                               2,429
       5,000      New York State, Energy Research & Development
                    Authority, PCR, New York State Electric and Gas Corp.,
                    Ser. E, Rev., 5.90%, 12/01/06                                       5,494
       7,200      New York State, Environmental Facilities Corp., PCR,
                    State Water Revolving Fund, New York City Municipal
                    Water, Rev., 5.75%, 06/15/12                                        8,050

                       See notes to financial statements.

                             JPMorgan New York Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  New York -- Continued
     $ 1,425      New York State, Environmental Facilities Corp., PCR,
                    State Water Revolving Fund, Ser. A, Rev., 7.25%,
                    06/15/10                                                          $ 1,469
       5,415      New York State, Environmental Facilities Corp., PCR,
                    State Water Revolving Fund, Ser. E, Rev., 6.00%,
                    06/15/12                                                            6,184
       1,000      New York State, GO, 2.75%, 07/01/04                                     972
         345      New York State, GO, 5.25%, 03/01/09                                     366
       1,280      New York State, Housing Finance Agency, Health
                    Facilities, Monroe County, Ser. A, Rev., 7.63%,
                    05/01/05                                                            1,314
         300      New York State, Housing Finance Agency, Multi-Family
                    Housing, Ser. A, Rev., 6.95%, 08/15/12                                314
         530      New York State, Housing Finance Agency, Rev., 8.00%,
                    11/01/08                                                              540
         650      New York State, Housing Finance Agency, Service
                    Contract Obligation, Ser. A, Rev., ^, 7.38%, 03/15/02                 689
       1,550      New York State, Housing Finance Agency, State
                    University Construction, Ser. A, Rev., ^, 8.00%,
                    05/01/11                                                            1,949
         205      New York State, Medical Care Facilities Finance Agency,
                    Mortgage Project, Ser. A, Rev., 5.40%, 08/15/04                       216
          70      New York State, Medical Care Facilities Finance Agency,
                    Rev. ^, 7.70%, 08/15/03                                                72
       3,365      New York State, Mortgage Agency, Ser. 19, Rev., ^,
                    4.45%, 10/01/15                                                     3,366
       1,000      New York State, Municipal Bond Bank Agency, Special
                    Program, Buffalo, Ser. A, Rev., 6.88%, 03/15/06                     1,035
         120      New York State, Thruway Authority, Highway & Bridge
                    Trust Fund, Ser. B, Rev., 5.00%, 04/01/08                             126
       3,000      New York State, Thruway Authority, Ser. D, Rev.,
                    5.25%, 01/01/21                                                     3,015
       3,315      New York State, Thruway Authority, Service Contract,
                    Local Highway & Bridge, 6.00%, 04/01/11                             3,622
       5,000      New York State, Thruway Authority, Service Contract,
                    Local Highway & Bridge, Ser. A-2, Rev., 5.00%,
                    04/01/18                                                            4,960
       5,930      New York State, Thruway Authority, Service Contract,
                    Local Highway & Bridge, Ser. A-2, Rev., 5.38%,
                     04/01/10                                                           6,345
       1,490      New York State, Urban Development Corp., Community
                    Enhancement Facilities, Ser. A, Rev., 5.00%, 04/01/03               1,529
         100      New York State, Urban Development Corp.,
                    Correctional Facilities Service Contract, Ser. D, Rev.,
                    5.00%, 01/01/14                                                       102
         250      New York State, Urban Development Corp., Youth
                    Facilities Services Contract, Ser. B, Rev., 5.60%,
                    04/01/11                                                              271
          95      New York State, Urban Development Corp., Youth
                    Facilities Services Contract, Ser. B, Rev., 5.88%,
                    04/01/14                                                              103
       1,035      Niagara, New York, Frontier Transportation Authority,
                    Greater Buffalo International Airport, Ser. B, Rev.,
                    5.75%, 04/01/04                                                     1,090

                       See notes to financial statements.

JPMorgan New York Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  New York -- Continued
     $ 1,045      Oneida County, New York, GO, 5.50%, 03/15/11                        $ 1,146
       1,000      Oneida-Herkimer, New York, Solid Waste Management
                    Authority, Solid Waste Systems, Rev., 5.50%, 04/01/11               1,085
       3,000      Port Authority of New York & New Jersey, Special
                    Obligation, 3rd Installment, Special Project, Ser. 4, Rev.,
                    7.00%, 10/01/07                                                     3,149
         275      Randolph, New York, Central School District, GO,
                    5.00%, 06/15/06                                                       289
       2,180      Rochester, New York, Ser. A, GO, 5.70%, 08/15/04                      2,332
       1,905      Rome, New York, City School District, GO, 5.50%,
                    06/15/13                                                            2,036
       1,050      Scotia Glenville, New York, Central School District, GO,
                    5.40%, 06/15/12                                                     1,124
       1,050      Scotia Glenville, New York, Central School District, GO,
                    5.50%, 06/15/13                                                     1,125
       1,025      Scotia Glenville, New York, Central School District, GO,
                    5.50%, 06/15/14                                                     1,092
         275      Shenendehowa, New York, Central School District,
                    Clifton Park, GO, 5.50%, 07/15/11                                     302
         500      Stillwater, New York, Central School District, GO,
                    5.20%, 06/15/11                                                       531
       1,000      Suffolk County, New York, IDA, IDR, Nissequogue
                    Cogen Partners Facility, Rev., 5.30%, 01/01/13                        914
       1,780      Suffolk County, New York, Public Improvement, Ser. C,
                    GO, 5.10%, 11/01/02                                                 1,830
       5,000      Suffolk County, New York, Southwest Sewer District,
                    GO, 6.00%, 02/01/05                                                 5,396
       1,065      Sullivan County, New York, Public Improvement, GO,
                    5.00%, 03/15/08                                                     1,100
       7,125      Triborough Bridge & Tunnel Authority, New York,
                    General Purpose, Ser. Y, Rev., 6.00%, 01/01/12                      8,073
       1,000      Utica, New York, IDA, Civic Facility, Munson William
                    Porter Institute, Rev., 5.40%, 07/15/30                             1,007
         440      Utica, New York, Public Improvement, GO, 6.00%,
                    01/15/03                                                              454
         465      Utica, New York, Public Improvement, GO, 6.00%,
                    01/15/04                                                              486
         700      Utica, New York, Public Improvement, GO, 6.00%,
                    01/15/11                                                              750
         675      Utica, New York, Public Improvement, GO, 6.00%,
                    01/15/12                                                              718
         295      Utica, New York, Public Improvement, GO, 6.10%,
                    01/15/13                                                              314
         295      Utica, New York, Public Improvement, GO, 6.20%,
                    01/15/14                                                              314
         320      Utica, New York, Public Improvement, GO, 6.25%,
                    01/15/15                                                              339
         565      Warwick Valley, Central School District, New York, GO,
                    5.50%, 01/15/14                                                       602
         600      Watertown, New York, City School District, GO, 5.63%,
                    06/15/16                                                              637
       1,365      Watertown, New York, City School District, GO, 5.63%,
                    06/15/17                                                            1,443

                       See notes to financial statements.

                             JPMorgan New York Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  New York -- Continued
     $ 1,245      Watertown, New York, City School District, GO, 5.63%,
                    06/15/18                                                          $ 1,311
       1,150      Westchester County, New York, GO, ^, 6.70%, 11/01/06                  1,317
         480      Westchester County, New York, IDA, AGR Realty Co.
                    Project, Rev., ^, 5.75%, 01/01/02                                     487
       2,000      Westchester County, New York, IDA, Civic Facility,
                    Children's Village Project, Ser. A, Rev.,
                    5.30%, 03/15/14                                                     2,036
       1,000      Westchester County, New York, IDA, Civic Facility,
                    Rippowam-Cisqua School Project, Rev., 5.75%,
                    06/01/29                                                            1,001
       2,000      Westchester County, New York, IDA, Resource Recovery,
                    Resco Co. Project, Ser. A, Rev., 5.70%, 07/01/08                    2,110
       1,000      Windsor, New York, Central School District, GO,
                    5.50%, 06/15/13                                                     1,075
       1,170      Windsor, New York, Central School District, GO,
                    5.50%, 06/15/14                                                     1,251
         650      Windsor, New York, Central School District, GO,
                    5.50%, 06/15/15                                                       691
                                                                                     --------
                                                                                      298,850

                  Northern Mariana Islands -- 0.1%
         500      Northern Mariana Islands, Public School System
                    Project, Ser. A, GO, 3.70%, 10/01/03                                  503

                  Puerto Rico -- 4.2%
         160      Puerto Rico Commonwealth, Infrastructure
                    Financing Authority, Special Obligation,
                    Ser. A, ^, 4.75%, 10/01/12                                            166
       3,500      Puerto Rico Commonwealth, Public Improvement,
                    GO, 6.00%, 07/01/29                                                 3,674
       4,390      Puerto Rico Electric Power Authority, Ser. AA, Rev.,
                    5.40%, 07/01/13                                                     4,688
       1,250      Puerto Rico Electric Power Authority, Ser. AA, Rev.,
                    6.25%, 07/01/10                                                     1,455
       1,300      Puerto Rico Electric Power Authority, Ser. HH, Rev.,
                    5.50%, 07/01/10                                                     1,439
       1,800      Puerto Rico Electric Power Authority, Ser. X, Rev.,
                    6.00%, 07/01/11                                                     1,951
       1,000      Puerto Rico Municipal Finance Agency, Ser. A, GO,
                    5.00%, 08/01/02                                                     1,023
       1,500      Puerto Rico Municipal Finance Agency, Ser. A, GO,
                    6.00%, 08/01/15                                                     1,679
                                                                                   ----------
                                                                                       16,075

                  Virgin Islands -- 4.9%
       1,390      Virgin Islands Public Finance Authority, Gross Receipts,
                    Taxes Lien Notes, Ser. A, Rev., 5.00%, 10/01/03                     1,406
       1,090      Virgin Islands Public Finance Authority, Gross Receipts,
                    Taxes Lien Notes, Ser. A, Rev., 5.25%, 10/01/01                     1,096
       1,000      Virgin Islands Public Finance Authority, Gross Receipts,
                    Taxes Lien Notes, Ser. A, Rev., 5.50%, 10/01/02                     1,017
       4,000      Virgin Islands Public Finance Authority, Gross Receipts,
                    Taxes Lien Notes, Ser. A, Rev., 6.38%, 10/01/19                     4,275
       1,150      Virgin Islands Public Finance Authority, Matching Fund
                    Lien Notes, Ser. A, Rev., ^, 7.25%, 10/01/02                        1,241

                       See notes to financial statements.

JPMorgan New York Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  Virgin Islands -- Continued
     $ 2,000      Virgin Islands Public Finance Authority, Senior Lien,
                    Fund Lien Notes, Ser. C, Rev., 5.00%, 10/01/01                   $  2,007
       3,075      Virgin Islands Public Finance Authority, Senior Lien,
                    Fund Lien Notes, Ser. C, Rev., 5.00%, 10/01/02                      3,096
       5,000      Virgin Islands Public Finance Authority, Senior Lien,
                    Ser. A, Rev., 5.50%, 10/01/22                                       4,858
                                                                                     --------
                                                                                       18,996
---------------------------------------------------------------------------------------------
                  Total Long-Term Municipal Securities                               $334,424
                  (Cost $318,994)
---------------------------------------------------------------------------------------------
       Short-Term Investments -- 13.2%
---------------------------------------------------------------------------------------------
                  Municipal Securities -- 10.8%
                  -----------------------------
                  New York -- 10.8%
       4,000      Long Island Power Authority, New York, Electric
                    Systems, Sub. Ser. 2, Rev., FRDO, 2.95%, 03/01/01                   4,000
       4,000      New York City, New York, Housing Development Corp.,
                    Multi-Family Rental Housing, Carnegie Park, Ser. A,
                    Rev., FRDO, 2.95%, 03/02/01                                         4,000
       6,900      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. C, Rev., FRDO,
                    2.95%, 03/01/01                                                     6,900
       1,050      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. C, Rev., FRDO,
                    2.95%, 03/01/01                                                     1,050
       2,700      New York City, New York, Ser. B, Sub. Ser. B-3, GO,
                    FRDO, 2.95%, 03/01/01                                               2,700
         300      New York City, New York, Ser. B, Sub. Ser. B-4, GO,
                    FRDO, 2.95%, 03/01/01                                                 300
         800      New York City, New York, Sub. Ser. A-5, GO, FRDO,
                    2.95%, 03/01/01                                                       800
      14,000      New York City, New York, Transitional Finance
                    Authority, Floating Rate Trusts Receipts, Ser. L-3,
                    Regulation D, Rev., FRDO, 3.30%, 03/06/01                          13,999
       1,000      New York State, Energy Research & Development
                    Authority, PCR, Rochester Gas & Electric Corp., Ser. C,
                    Rev., FRDO, 2.80%, 03/06/01                                         1,000
       5,000      New York State, Housing Finance Agency, Worth Street
                    Housing, Ser. A, Rev., FRDO, 3.20%, 03/07/01                        5,000
       1,750      Port Authority of New York & New Jersey, Special
                    Obligation, Versatile Structure Obligation, Ser. 6, Rev.,
                    FRDO, 3.00%, 03/01/01                                               1,750
                  ---------------------------------------------------------------------------
                  Total Municipal Securities                                           41,499
                  (Cost $41,499)
                  ---------------------------------------------------------------------------
      Shares

                  Money Market Fund -- 2.4%
                  -------------------------
       9,271      Provident New York Money Market Fund                                  9,271
                  (Cost $9,271)
---------------------------------------------------------------------------------------------
                  Total Short-Term Investments                                         50,770
                  (Cost $50,770)
---------------------------------------------------------------------------------------------
                  Total Investments - 99.9%                                          $385,194
                  (Cost $369,764)
---------------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan New Jersey Tax Free Income Fund
Portfolio of Investments

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- 96.2%
---------------------------------------------------------------------------------------------
                  New Jersey -- 81.7%
      $  105      Asbury Park, New Jersey, Board of Education, GO,
                    5.50%, 08/01/11                                                 $     115
       1,160      Atlantic City, New Jersey, GO, 5.00%, 12/15/10                        1,226
       1,650      Atlantic City, New Jersey, GO, 5.00%, 12/15/11                        1,732
         395      Bayshore Regional Sewer Authority, New Jersey,
                    Rev., 5.50%, 04/01/12                                                 420
         935      Bloomfield Township, New Jersey, GO, 5.20%,
                    06/15/11                                                              994
         510      Bloomfield Township, New Jersey, GO, 5.20%,
                    06/15/12                                                              539
          70      Brick Township, New Jersey, Improvement, GO,
                    5.40%, 05/01/07                                                        76
         570      Brick Township, New Jersey, Improvement, GO,
                    5.40%, 05/01/09                                                       621
         250      Camden County, New Jersey, IAR, Health Systems,
                    Catholic Health East, Ser. B, Rev., 5.25%, 11/15/12                   265
       1,625      Cherry Hill Township, New Jersey, School District,
                    GO, 4.70%, 02/15/08                                                 1,685
         345      Cinnaminson Township, New Jersey, School
                    District, GO, 5.20%, 08/01/10                                         370
         600      Delaware River & Bay Authority, Delaware & New Jersey,
                    Rev., 5.20%, 01/01/10                                                 633
         555      Delaware River & Bay Authority, Delaware & New Jersey,
                    Ser. A, Rev., 5.50%, 01/01/16                                         587
         500      Delaware River & Bay Authority, Delaware & New Jersey,
                    Ser. A, Rev., 5.70%, 01/01/20                                         532
       1,700      Delaware River Port Authority of Pennsylvania & New
                    Jersey, Port District Project, Ser. B, Rev., 5.70%,
                    01/01/21                                                            1,796
         285      Deptford Township, New Jersey, Municipal Utilities
                    Authority, Rev., 4.88%, 02/01/10                                      298
         315      Deptford Township, New Jersey, Municipal Utilities
                    Authority, Rev., 5.00%, 02/01/12                                      328
         350      Deptford Township, New Jersey, Municipal Utilities
                    Authority, Rev., 5.25%, 02/01/14                                      366
         370      East Orange, New Jersey, Capital Improvement, GO,
                    5.50%, 07/15/10                                                       403
         570      Edison Township, New Jersey, School District, GO,
                    6.50%, 06/01/04                                                       618
       1,000      Ewing Township, New Jersey, School District,
                    School Bonds, GO, 5.30%, 08/01/03                                   1,040
       1,385      Ewing Township, New Jersey, School District,
                    School Bonds, GO, 5.30%, 08/01/09                                   1,486
         160      Gloucester County, New Jersey, Improvement
                    Authority, County Guaranteed, Ser. A, Rev., 5.35%,
                    08/01/09                                                              174
         220      Gloucester County, New Jersey, Improvement
                    Authority, County Guaranteed, Ser. A, Rev., 5.55%,
                    08/01/12                                                              240
         225      Gloucester County, New Jersey, Improvement
                    Authority, County Guaranteed, Ser. A, Rev., 5.70%,
                    08/01/15                                                              243

                       See notes to financial statements.

JPMorgan New Jersey Tax Free Income Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  New Jersey -- Continued
      $1,140      Hamilton Township, Atlantic County, New Jersey,
                    School District, GO, 5.88%, 12/15/07                            $   1,198
         220      Hawthorne, New Jersey, General Improvement, GO,
                    5.00%, 10/01/08                                                       234
         220      Hawthorne, New Jersey, General Improvement, GO,
                    5.00%, 10/01/09                                                       234
         220      Hawthorne, New Jersey, General Improvement, GO,
                    5.00%, 10/01/10                                                       234
         220      Hawthorne, New Jersey, General Improvement, GO,
                    5.00%, 10/01/12                                                       231
         130      Hawthorne, New Jersey, General Improvement, GO,
                    5.00%, 10/01/13                                                       136
         500      Hunterdon, New Jersey, Central Regional High
                    School District, GO, 5.40%, 05/01/09                                  532
         105      Long Hill Township, New Jersey, GO, 5.15%, 08/15/05                     111
         100      Long Hill Township, New Jersey, GO, 5.15%, 08/15/06                     106
         275      Long Hill Township, New Jersey, GO, 5.15%, 08/15/07                     294
         275      Long Hill Township, New Jersey, GO, 5.15%, 08/15/08                     295
         380      Lopatcong Township, New Jersey, Board of Education,
                    GO, 5.63%, 07/15/13                                                   414
         400      Lopatcong Township, New Jersey, Board of Education,
                    GO, 5.70%, 07/15/16                                                   430
         500      Lopatcong Township, New Jersey, Board of Education,
                    GO, 5.70%, 07/15/23                                                   530
         100      Mainland, New Jersey, Regional High School District,
                    GO, 5.20%, 11/15/06                                                   107
         105      Mainland, New Jersey, Regional High School District,
                    GO, 5.20%, 11/15/07                                                   113
         110      Mainland, New Jersey, Regional High School District,
                    GO, 5.25%, 11/15/08                                                   119
         110      Mainland, New Jersey, Regional High School District,
                    GO, 5.25%, 11/15/09                                                   119
         115      Mainland, New Jersey, Regional High School District,
                    GO, 5.25%, 11/15/10                                                   124
         120      Mainland, New Jersey, Regional High School District,
                    GO, 5.25%, 11/15/11                                                   128
       1,460      Marlboro Township, New Jersey, Board of Education,
                     GO, 5.00%, 07/15/06                                                1,540
         400      Medford Township, New Jersey, GO , 5.30%, 07/15/09                      434
       2,000      Middletown Township, New Jersey, Board of Education,
                    GO, ^, 5.85%, 08/01/07                                              2,215
         350      Monmouth County, New Jersey, Improvement
                    Authority, Governmental Loan, Rev., 4.95%, 12/01/11                   367
       1,550      Monmouth County, New Jersey, Improvement
                    Authority, Governmental Loan, Rev., 5.10%, 12/01/13                 1,617
         725      Monmouth County, New Jersey, Improvement
                    Authority, Governmental Loan, Rev., 5.20%, 12/01/14                   757
       2,065      Monmouth County, New Jersey, Improvement
                    Authority, Governmental Loan, Rev., 5.30%, 12/01/16                 2,141
         300      Montclair Township, New Jersey, GO, 5.40%, 01/15/08                     324
       1,710      New Jersey Economic Development Authority, Market
                    Transition Facility, Senior Lien, Ser. A, Rev., 5.80%,
                    07/01/08                                                            1,842

                       See notes to financial statements.

                                        JPMorgan New Jersey Tax Free Income Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  New Jersey -- Continued
      $1,200      New Jersey Economic Development Authority, Market
                    Transition Facility, Senior Lien, Ser. A, Rev., 5.80%,
                    07/01/09                                                        $   1,293
       1,105      New Jersey Economic Development Authority,
                    Municipal Loan Pool, Rev., 5.25%, 11/15/11                          1,182
       1,160      New Jersey Economic Development Authority,
                    Municipal Loan Pool, Rev., 5.25%, 11/15/12                          1,232
       1,060      New Jersey Economic Development Authority, New
                    Jersey Performing Arts Center Project, Ser. A, Rev.,
                    6.00%, 06/15/08                                                     1,183
         380      New Jersey Health Care Facilities, Financing Authority,
                    St. Elizabeth Hospital Obligation Group, Rev., 6.00%,
                    07/01/14                                                              342
         670      New Jersey Sports & Exposition Authority, Ser. A,
                    Rev., 6.50%, 03/01/07                                                 702
         720      New Jersey State, Educational Facilities Authority,
                    Capital Improvement Fund, Ser. A, Rev., 5.00%,
                    09/01/08                                                              763
       2,545      New Jersey State, Educational Facilities Authority,
                    Drew University Issue, Ser. C, Rev., 5.25%, 07/01/13                2,666
         435      New Jersey State, Educational Facilities Authority,
                    Fairleigh Dickinson University, Ser. G, Rev., 4.88%,
                    07/01/04                                                              431
       1,000      New Jersey State, Educational Facilities Authority,
                    Fairleigh Dickinson University, Ser. G, Rev., 5.70%,
                    07/01/28                                                              904
       1,000      New Jersey State, Educational Facilities Authority,
                    Princeton University, Ser. E, Rev., 5.25%, 07/01/13                 1,058
         110      New Jersey State, Transportation Trust Fund
                    Authority, Transportation Systems, Ser. A, Rev.,
                    5.00%, 06/15/12                                                       114
       1,000      New Jersey State, Transportation Trust Fund
                    Authority, Transportation Systems, Ser. A, Rev.,
                    5.75%, 06/15/16                                                     1,109
       1,000      New Jersey State, Turnpike Authority, Ser. A, Rev.,
                    5.50%, 01/01/07                                                     1,079
       1,570      North Bergen Township, New Jersey, GO, 5.00%,
                    08/15/11                                                            1,636
         130      North Brunswick Township, New Jersey, GO, 5.25%,
                    04/01/04                                                              136
       1,140      North Jersey District Water Supply, Wanaque South
                    Project, Rev., 5.50%, 07/01/03                                      1,189
       1,140      Northwest Bergen County, New Jersey, Utilities
                    Authority, Utilities System, Rev., 6.00%, 07/15/07                  1,211
         195      Ocean County, New Jersey, General Improvement,
                    GO, 6.38%, 04/15/03                                                   206
       1,435      Port Authority of New York & New Jersey,
                    Consolidated Bonds 114th Ser., Rev., 4.75%,
                    08/01/33                                                            1,339
       1,500      Port Authority of New York & New Jersey,
                    Consolidated Bonds 93rd Ser., Rev., 6.13%,
                    06/01/94                                                            1,697

                       See notes to financial statements.

JPMorgan New Jersey Tax Free Income Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  New Jersey -- Continued
      $1,550      Port Authority of New York & New Jersey, Special
                    Obligation, JFK International Airport Terminal 6,
                    Rev., 6.25%, 12/01/08                                           $   1,758
       3,000      Port Authority of New York & New Jersey, Special
                    Obligation, JFK International Airport Terminal 6,
                    Rev., 6.25%, 12/01/09                                               3,431
         305      Rahway, New Jersey, COP, 5.00%, 02/15/06                                321
         430      Rahway, New Jersey, COP, 5.30%, 02/15/11                                466
         435      Summit, New Jersey, GO, 5.70%, 06/01/10                                 481
       1,105      Summit, New Jersey, GO, 5.70%, 06/01/11                               1,219
         435      Union County Improvement Authority, Plainfield
                    Board of Education Project, Rev. , 6.25%, 08/01/07                    489
       1,101      Union County, New Jersey, General Improvement, GO,
                    4.75%, 12/15/15                                                     1,100
       1,100      West Orange, New Jersey, GO, 5.45%, 02/15/15                          1,159
       1,100      West Orange, New Jersey, GO, 5.45%, 02/15/16                          1,151
                                                                                    ---------
                                                                                       66,760

                  Puerto Rico -- 10.7%
       1,200      Puerto Rico Commonwealth, Highway &
                    Transportation Authority, Ser. W, Rev., 5.50%,
                    07/01/15                                                            1,318
       3,000      Puerto Rico Commonwealth, Highway &
                    Transportation Authority, Ser.Y, Rev., 5.00%,
                    07/01/36                                                            2,951
       1,000      Puerto Rico Commonwealth, Infrastructure Financing
                    Authority, Special Obligation, Ser. A, ^, 5.50%,
                    10/01/40                                                            1,036
       1,050      Puerto Rico Electric Power Authority, Capital
                    Appreciation, Ser. N, Rev., 0.00%, 07/01/17                           465
       1,000      Puerto Rico Electric Power Authority, Ser. AA, Rev.,
                    6.25%, 07/01/10                                                     1,164
         750      Puerto Rico, Public Buildings Authority, Government
                    Facilities, Ser. B, Rev., 5.00%, 07/01/27                             740
       1,000      University of Puerto Rico, Ser. O, Rev., 5.75%, 06/01/17              1,087
                                                                                    ---------
                                                                                        8,761

                  Virgin Islands -- 3.8%
       1,155      Virgin Islands Public Finance Authority, Gross Receipts,
                    Taxes Lien Notes, Ser. A, Rev., 5.50%, 10/01/02                     1,175
         500      Virgin Islands Public Finance Authority, Gross Receipts,
                    Taxes Lien Notes, Ser. A, Rev., 6.38%, 10/01/19                       534
       1,470      Virgin Islands Public Finance Authority, Senior Lien,
                    Ser. A, Rev., @, 5.50%, 10/01/22                                    1,429
                                                                                    ---------
                                                                                        3,138
---------------------------------------------------------------------------------------------
                  Total Long-Term Municipal Securities                                 78,659
                  (Cost $75,131)
---------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                        JPMorgan New Jersey Tax Free Income Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

     Shares       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Short Term Investments -- 3.2%
---------------------------------------------------------------------------------------------
                  Municipal Security -- 0.4%
                  --------------------------
                  New Jersey -- 0.4%
         300      New Jersey Economic Development Authority, Water
                    Facilities, United Water New Jersey Inc. Project,
                    Ser. B, Rev., FRDO, 3.05%, 03/01/01                                   300
                  (Cost $300)
                  Money Market Fund -- 2.8%
                  -------------------------
       2,308      Provident New Jersey Money Market Fund                            $   2,308
                  (Cost $2,308)
---------------------------------------------------------------------------------------------
                  Total Short-Term Investments                                          2,608
                  (Cost $2,608)
---------------------------------------------------------------------------------------------
                  Total Investments-- 99.4%                                         $  81,267
                  (Cost $77,739)
---------------------------------------------------------------------------------------------
   Number                                             Original      Value at      Unrealized
     of                              Expiration       Notional      02/28/01     Appreciation
  Contracts         Description         Date         Value (USD)      (USD)          (USD)
---------------------------------------------------------------------------------------------
Long Futures Outstanding
     10       U.S. Treasury Notes    March, 2001       $1,034       $1,060           $26
     10       U.S. Treasury Notes    June, 2001         1,056        1,059             3

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan California Intermediate Tax Free Fund
Portfolio of Investments

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                              Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- 95.6%
---------------------------------------------------------------------------------------------
                  California -- 84.5%
     $   520      Bay Area Government Association, California, Bay Area
                    Rapid Transit, Capital Grant, Ser. A, GO, 5.00%,
                    06/15/05                                                        $     549
         250      Bell Community Redevelopment Agency, California, Bell
                    Redevelopment Project Area, Ser. B, Tax Allocation,
                    6.30%, 11/01/13                                                       272
         140      California Educational Facilities Authority, Dominican
                    University, Rev., 4.85%, 12/01/06                                     143
         750      California Educational Facilities Authority, Stanford
                    University, Ser. P, Rev., 5.25%, 12/01/13                             821
         600      California State, GO, ^, 6.25%, 10/01/02                                637
         250      California State, Public Works Board, Ser. A, Rev.,
                    6.00%, 09/01/01                                                       254
       1,850      Contra Costa, California, Water District, Ser. G, Rev.,
                    5.75%, 10/01/14                                                     1,966
         105      El Segundo, California, Unified School District, Capital
                    Appreciation, Election of 1997, Ser. C, GO, 0.00%,
                    08/01/15                                                               52
         200      El Segundo, California, Unified School District, Capital
                    Appreciation, Election of 1997, Ser. C, GO, 0.00%,
                    08/01/16                                                               93
       1,000      Fallbrook, California, Unified High School District, San
                    Diego County, GO, @, 5.38%, 09/01/12                                1,102
         750      Foothill/Eastern Corridor Agency, California Toll Road,
                    Rev., 5.00%, 01/15/06                                                 786
         100      Fullerton University Foundation, California, Auxiliary
                    Organization, Ser. A, Rev., 5.50%, 07/01/10                           111
         100      Fullerton University Foundation, California, Auxiliary
                    Organization, Ser. A, Rev., 5.50%, 07/01/11                           111
         570      Golden West Schools Financing Authority, California,
                    Ser. A, Rev., 5.80%, 02/01/16                                         646
         100      Los Angeles, California, Department of Water & Power,
                    Ser. A, Rev., 4.10%, 07/01/11                                          99
         125      Los Angeles, California, Unified School District, Ser. A,
                    GO, 6.00%, 07/01/15                                                   145
         600      Metropolitan Water District, Southern California,
                    Waterworks, Ser. A, Rev., 5.25%, 07/01/10                             655
         600      Metropolitan Water District, Southern California,
                    Waterworks, Ser. A, Rev., 5.38%, 07/01/12                             659
         560      Northern California Power Agency, Public Power, Ser. A,
                    5.80%, 07/01/09                                                       631
         340      Northern California Power Agency, Public Power, Ser. A,
                    ^, 5.80%, 07/01/09                                                    385
         150      Oakland, California, State Building Authority, Elihu M.
                    Harris, Ser. A, Rev., 5.25%, 04/01/09                                 163
         425      Port Oakland, California, Ser. K, Rev., 5.25%,
                    11/01/07                                                              456
         360      Rancho, California, Water District Financing Authority,
                    Ser. A, Rev., 5.50%, 08/01/10                                         401
          35      Richmond, California, Wastewater, Rev., 5.20%,
                    08/01/11                                                               38
         250      Sacramento County, California, Sanitation District,
                    Financing Authority, Ser. A, Rev., 5.25%, 12/01/12                    272

                       See notes to financial statements.

                                  JPMorgan California Intermediate Tax Free Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                              Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- (Continued)
---------------------------------------------------------------------------------------------
                  California -- Continued
     $   150      Sacramento County, California, Sanitation District,
                    Financing Authority, Ser. A, Rev., 5.75%, 12/01/10              $     171
          20      Sacramento, California, City Unified School District,
                    Ser. A, GO, 5.00%, 07/01/02                                            20
         900      Sacramento, California, Public Facilities Project, COP,
                    6.00%, 07/01/12                                                       925
         515      San Bruno Park, California, School District, Capital
                    Appreciation, Ser. B., GO, 0.00%, 08/01/14                            272
         550      San Bruno Park, California, School District, Capital
                    Appreciation, Ser. B., GO, 0.00%, 08/01/15                            273
         500      San Francisco, California, City & County Public Utilities
                    Commission, Ser. A, Rev., 6.25%, 11/01/07                             567
         145      San Jose, California, Unified School District, Santa
                    Clara County, Capital Appreciation, Ser. A, GO, 0.00%,
                    08/01/13                                                               81
         110      San Marcos, California, Public Facilities Authority,
                    Custody Receipts, Rev., ^, 0.00%, 07/01/13                             62
         250      San Mateo County, California, Joint Powers Authority,
                    Capital Projects Program, Rev., 6.50%, 07/01/15                       303
         275      Sanger, California, Unified School District, GO, 5.25%,
                    02/01/10                                                              300
       1,000      Santa Clara County, California, Financing Authority,
                    Ser. A, Rev., 5.75%, 11/15/13                                       1,138
         100      Santa Cruz County, California, Redevelopment Agency,
                    Live Oak/Soquel Project, Tax Allocation, 4.25%,
                    09/01/05                                                              103
       1,200      South Orange County, California, Public Financing
                    Authority, Special Tax, Senior Lien, Ser. A, 6.20%,
                    09/01/13                                                            1,295
       1,000      University of California, UC Medical Center, Rev.,
                    10.00%, 07/01/06                                                    1,295
                                                                                    ---------
                                                                                       18,252

                  Puerto Rico -- 9.2%
         235      Children's Trust Fund, Puerto Rico, Tobacco Settlement,
                    Rev., 5.00%, 07/01/06                                                 239
         355      Puerto Rico Commonwealth, GO, 5.30%, 07/01/04                           373
         100      Puerto Rico Commonwealth, GO, 5.50%, 07/01/01                           101
         420      Puerto Rico Commonwealth, Highway & Transportation
                    Authority, Ser. W, Rev., 5.50%, 07/01/15                              461
         115      Puerto Rico Commonwealth, Public Improvement, GO,
                    5.00%, 07/01/07                                                       122
         125      Puerto Rico Electric Power Authority, Ser. Z, Rev.,
                    5.10%, 07/01/06                                                       132
         500      Puerto Rico Municipal Finance Agency, Ser. A, GO,
                    5.75%, 08/01/13                                                       556
                                                                                    ---------
                                                                                        1,984

                  Virgin Islands -- 1.9%
         400      Virgin Islands Public Finance Authority, Gross Receipts,
                    Taxes Lien Notes, Ser. A, Rev., 5.63%, 10/01/10                       421
---------------------------------------------------------------------------------------------
                        Total Long-Term Municipal Securities                           20,657
                        (Cost $19,572)
---------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMorgan California Intermediate Tax Free Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                              Value
---------------------------------------------------------------------------------------------
       Short-Term Investments -- 14.0%
---------------------------------------------------------------------------------------------
                  Municipal Securities -- 11.1%
                  -----------------------------
                  California -- 10.1%
     $   500      Irvine Ranch, California, Water District, Consolidated
                    Bonds, Ser. A, Rev., FRDO, 1.65%, 03/01/01                      $     500
         100      Irvine Ranch, California, Water District, Capital
                    Improvement Project, COP, FRDO, 1.40%, 03/01/01                       100
         300      Irvine Ranch, California, Water District, District No. 284,
                    Ser. A, Rev., FRDO, 1.40%, 03/01/01                                   300
       1,000      Irvine Ranch, California, Water District, No. 102, 103,
                    105 & 106, Rev., FRDO, 1.65%, 03/01/01                              1,000
         500      Irvine, California, Improvement Bond Act of 1915,
                    Assessment District No. 93-14, Rev., FRDO, 1.40%,
                    03/01/01                                                              500
                  ---------------------------------------------------------------------------
                  Total Municipal Securities                                            2,400
                  (Cost $2,400)
                  ---------------------------------------------------------------------------
     Shares
                  Money Market Fund -- 2.9%
                  -------------------------
         633      Provident California Money Market Fund                                  633
                  (Cost $633)
---------------------------------------------------------------------------------------------
                  Total Short-Term Investments                                          3,033
                  (Cost $3,033)
---------------------------------------------------------------------------------------------
                  Total Investments -- 109.6%                                         $23,690
                  (Cost $22,605)
---------------------------------------------------------------------------------------------
   Number                                             Original      Value at      Unrealized
     of                              Expiration       Notional      02/28/01     Appreciation
  Contracts         Description         Date         Value (USD)      (USD)          (USD)
---------------------------------------------------------------------------------------------
Long Futures Outstanding
      5       U.S. Treasury Notes    March, 2001       $522           $530            $8
      5       U.S. Treasury Notes    June, 2001         528            530             2

INDEX:

^        -- Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
@        -- All or a portion of the security is segregated for futures.
COP      -- Certificates of Participation.
Dorm     -- Dormitory.
FRDO     -- Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at February 28, 2001.
GO       -- General Obligation.
IDA      -- Industrial Development Authority.
IDR      -- Industrial Development Revenue.
PCFA     -- Pollution Control Financing Authority.
PCFFA    -- Pollution Control Facilities Financing Authority.
PCR      -- Pollution Control Revenue.
Rev.     -- Revenue Bond.
Ser.     -- Series.

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan Funds
Statement of Assets and Liabilities As of February 28, 2001 (unaudited)

(Amounts in Thousands, Except Per Share Amounts)

                                                                                          New York
                                                                          Intermediate  Intermediate
                                                               Tax Free     Tax Free      Tax Free
                                                             Income Fund   Income Fund   Income Fund
----------------------------------------------------------------------------------------------------
    ASSETS:
      Investment securities, at value (Note 1)..............   $ 845,726    $ 699,128    $ 385,194
      Cash..................................................          --           --            1
      Other assets..........................................          13           13            5
      Receivables:
         Investment securities sold.........................          --           --        4,065
         Interest...........................................       9,996        9,514        4,529
         Fund shares sold...................................         294           --          172
--------------------------------------------------------------------------------------------------
             Total Assets...................................     856,029      708,655      393,966
--------------------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
         Investment securities purchased....................       5,214           --        6,959
         Fund shares redeemed...............................          87           --           30
         Dividends..........................................       2,805        2,216          997
      Accrued liabilities: (Note 2)
         Investment advisory fees...........................         186          162           72
         Administration fees................................          93           81           29
         Shareholder servicing fees.........................         152          135           57
         Distribution fees..................................           2           --            2
         Custodian fees.....................................          53           27           30
         Other..............................................         242          171          200
--------------------------------------------------------------------------------------------------
             Total Liabilities..............................       8,834        2,792        8,376
--------------------------------------------------------------------------------------------------
    NET ASSETS:
      Paid in capital.......................................     814,649      675,926      372,207
      Accumulated undistributed/(distributions
      in excess of) net investment income...................         (71)          40         (135)
      Accumulated net realized loss on
      investments and futures transactions..................      (7,997)      (2,140)      (1,912)
      Net unrealized appreciation of investments
      and futures contracts.................................      40,614       32,037       15,430
--------------------------------------------------------------------------------------------------
             Net Assets.....................................   $ 847,195    $ 705,863    $ 385,590
--------------------------------------------------------------------------------------------------
    Shares of beneficial interest outstanding
    ($.001 par value; unlimited number of
    shares authorized)
      Class A Shares........................................       8,127           --       10,744
      Class B Shares........................................       1,571           --        1,764
      Institutional Class Shares............................     121,914       65,766       40,992
    Net Asset Value:
      Class A Shares (and redemption price).................   $    6.44           --    $    7.21
      Class B Shares *......................................   $    6.44           --    $    7.21
      Institutional Class Shares (and redemption
      price)................................................   $    6.44    $   10.73    $    7.21
    Class A Maximum Public Offering Price Per
    Share  (net asset value per share/95.5%)................   $    6.74           --    $    7.55
    Cost of Investments.....................................   $ 805,112    $ 667,091    $ 369,764
--------------------------------------------------------------------------------------------------

* Redemption price may be reduced by contigent deferred sales charge.

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan Funds
Statement of Assets and Liabilities As of February 28, 2001 (unaudited)

(Amounts in Thousands, Except Per Share Amounts)

                                                                                       California
                                                                         New Jersey   Intermediate
                                                                          Tax Free      Tax Free
                                                                         Income Fund      Fund
-------------------------------------------------------------------------------------------------
    ASSETS:
      Investment securities, at value (Note 1)........................   $   81,267    $   23,690
      Other assets....................................................            1            --
      Receivables:
         Investment securities sold...................................        1,067           391
         Interest.....................................................          867           269
         Margin account for futures contracts.........................            5             2
-------------------------------------------------------------------------------------------------
             Total Assets.............................................       83,207        24,352
-------------------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
         To Custodian.................................................            3             1
         Investment securities purchased..............................        1,070         2,643
         Dividends....................................................          262            65
      Accrued liabilities: (Note 2)
         Investment advisory fees.....................................           19             5
         Administration fees..........................................            7             2
         Shareholder servicing fees...................................            6             4
         Distribution fees............................................           --             4
         Custodian fees...............................................            7             9
         Other........................................................           58             7
-------------------------------------------------------------------------------------------------
             Total Liabilities........................................        1,432         2,740
-------------------------------------------------------------------------------------------------
    NET ASSETS:
      Paid in capital.................................................       77,848        20,381
      Accumulated undistributed/(distributions
      in excess of) net investment income.............................          (68)          186
      Accumulated net realized gain (loss) on
      investments and futures transactions............................          438           (50)
      Net unrealized appreciation
      of investments and futures contracts............................        3,557         1,095
-------------------------------------------------------------------------------------------------
             Net Assets...............................................   $   81,775    $   21,612
-------------------------------------------------------------------------------------------------
    Shares of beneficial interest
    outstanding ($.001 par value;
    unlimited number of shares
    authorized)
      Class A Shares..................................................           --         2,113
      Institutional Class Shares......................................        8,102            --
    Net Asset Value:
      Class A Shares (and redemption price)...........................           --    $    10.23
      Institutional Class Shares (and redemption
      price)..........................................................   $    10.09            --
    Class A Maximum Public Offering Price Per
    Share (net asset value per share/95.5%)...........................           --    $    10.71
    Cost of Investments...............................................   $   77,739    $   22,605
-------------------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan Funds
Statement of Operations For the six months ended February 28, 2001 (unaudited)

(Amounts in Thousands)

                                                                                          New York
                                                                          Intermediate  Intermediate
                                                                Tax Free    Tax Free     Tax Free
                                                              Income Fund  Income Fund  Income Fund
----------------------------------------------------------------------------------------------------
    INTEREST INCOME (Note 1C):..............................   $  20,502    $  17,014    $   6,961
--------------------------------------------------------------------------------------------------
    EXPENSES: (Note 2)
      Investment advisory fees..............................       1,146        1,035          420
      Administration fees...................................         573          518          210
      Shareholder servicing fees............................         955          863          350
      Distribution fees.....................................           5           --            7
      Custodian fees........................................          57           54           45
      Printing and postage..................................          11           17            7
      Professional fees.....................................          21           17           12
      Registration expenses.................................           8           14           17
      Transfer agent fees...................................          17           13           16
      Trustees' fees........................................          18           17            7
      Other.................................................          39           18           11
--------------------------------------------------------------------------------------------------
             Total expenses.................................       2,850        2,566        1,102
--------------------------------------------------------------------------------------------------
      Less amounts waived (Note 2F).........................           6           --           48
      Less earnings credits (Note 2E).......................           2            2           --
--------------------------------------------------------------------------------------------------
             Net expenses...................................       2,842        2,564        1,054
--------------------------------------------------------------------------------------------------
                Net investment income.......................      17,660       14,450        5,907
--------------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on:
         Investments........................................       2,894        1,244        1,400
         Futures transactions...............................      (1,086)         529           --
      Change in net unrealized appreciation/
        depreciation of:
         Investments........................................      20,894       16,065        6,267
         Futures contracts..................................        (276)         (40)          --
--------------------------------------------------------------------------------------------------
      Net realized and unrealized gain
      on investments and futures
      transactions..........................................      22,426       17,798        7,667
--------------------------------------------------------------------------------------------------
      Net increase in net
      assets from operations................................   $  40,086    $  32,248    $  13,574
--------------------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan Funds
Statement of Operations For the six months ended February 28, 2001 (unaudited)

(Amounts in Thousands)

                                                                                      California
                                                                        New Jersey   Intermediate
                                                                         Tax Free      Tax Free
                                                                        Income Fund      Fund
-------------------------------------------------------------------------------------------------
    INTEREST INCOME (Note 1C):........................................   $    1,906    $      474
-------------------------------------------------------------------------------------------------
    EXPENSES: (Note 2)
      Investment advisory fees........................................          113            29
      Administration fees.............................................           57            15
      Shareholder servicing fees......................................           95            24
      Distribution fees...............................................           --            24
      Custodian fees..................................................           36            26
      Printing and postage............................................            2             1
      Professional fees...............................................           16             8
      Registration expenses...........................................           21             1
      Transfer agent fees.............................................           11            19
      Trustees' fees..................................................            2            --
      Other...........................................................            3             3
-------------------------------------------------------------------------------------------------
             Total expenses...........................................          356           150
-------------------------------------------------------------------------------------------------
      Less amounts waived (Note 2F)...................................           72            92
-------------------------------------------------------------------------------------------------
             Net expenses.............................................          284            58
-------------------------------------------------------------------------------------------------
                Net investment income.................................        1,622           416
-------------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS:
      Net realized gain on:
         Investments..................................................          244            90
         Futures transactions.........................................          238             8
      Change in net unrealized appreciation/
      depreciation of:
         Investments..................................................        2,300           327
         Futures contracts............................................           29             8
-------------------------------------------------------------------------------------------------
      Net realized and unrealized gain
      on investments and futures
      transactions....................................................        2,811           433
-------------------------------------------------------------------------------------------------
      Net increase in net
      assets from operations..........................................   $    4,433    $      849
-------------------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan Funds
Statement of Changes in Net Assets For the periods indicated (unaudited)

JPMorgan Funds
STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited) (Amounts in Thousands)

                                                                                                                   New York
                                                                                         Intermediate            Intermediate
                                                              Tax Free Income Fund       Tax Free Fund           Tax Free Fund
                                                              --------------------       -------------           -------------
                                                               9/1/2000      Year     9/1/2000       Year     9/1/2000       Year
                                                               Through      Ended      Through      Ended      Through      Ended
                                                              2/28/2001   8/31/2000   2/28/2001   8/31/2000   2/28/2001   8/31/2000
-----------------------------------------------------------------------------------------------------------------------------------
    INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income.................................  $  17,660   $  36,498   $  14,450   $  31,544   $   5,907   $  12,743
      Net realized gain (loss) on investments and
      futures transactions..................................      1,808      (8,782)      1,773      (3,903)      1,400      (2,145)
      Change in net unrealized appreciation
      of investments and futures contracts..................     20,618      16,318      16,025      10,143       6,266       5,793
-----------------------------------------------------------------------------------------------------------------------------------
          Increase in net assets from operations............     40,086      44,034      32,248      37,784      13,573      16,391
-----------------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income.................................    (17,662)    (36,500)    (14,459)    (31,525)     (5,909)    (12,793)
      Net realized gain on investment transactions..........         --          --          --      (3,807)         --         (83)
-----------------------------------------------------------------------------------------------------------------------------------
          Total distributions to shareholders...............    (17,662)    (36,500)    (14,459)    (35,332)     (5,909)    (12,876)
-----------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) from capital share
    transactions (Note 10)..................................     71,966       1,173      (6,100)    (37,025)    101,347     (21,544)
-----------------------------------------------------------------------------------------------------------------------------------
          Total increase (decrease) in net assets...........     94,390       8,707      11,689     (34,573)    109,011     (18,029)
    NET ASSETS:
      Beginning of period...................................    752,805     744,098     694,174     728,747     276,579     294,608
-----------------------------------------------------------------------------------------------------------------------------------
      End of period.........................................  $ 847,195   $ 752,805   $ 705,863   $ 694,174   $ 385,590   $ 276,579
-----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMorgan Funds
--------------------------------------------------------------------------------
Statement of Changes in Net Assets For the periods indicated (unaudited)

JPMorgan Funds
STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited) (Amounts in Thousands)

                                                                                           New Jersey             California
                                                                                            Tax Free              Intermediate
                                                                                           Income Fund           Tax Free Fund
                                                                                           -----------           -------------
                                                                                       9/1/00       Year       9/1/00       Year
                                                                                       Through      Ended      Through      Ended
                                                                                       2/28/01     8/31/00     2/28/01     8/31/00
-----------------------------------------------------------------------------------------------------------------------------------
    INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income.........................................................   $  1,622    $  3,144    $    416    $    865
      Net realized gain (loss) on investments and futures transactions..............        482          26          98        (148)
      Change in net unrealized appreciation of investments and futures contracts ...      2,329         950         335         739
-----------------------------------------------------------------------------------------------------------------------------------
          Increase in net assets from operations....................................      4,433       4,120         849       1,456
-----------------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income.........................................................     (1,623)     (3,149)       (416)       (868)
      Net realized gain on investment transactions..................................         --          --          --        (217)
-----------------------------------------------------------------------------------------------------------------------------------
          Total distributions to shareholders.......................................     (1,623)     (3,149)       (416)     (1,085)
-----------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) from capital share transactions (Note 10)...................      6,446       3,901       1,850      (2,031)
-----------------------------------------------------------------------------------------------------------------------------------
          Total increase (decrease) in net assets...................................      9,256       4,872       2,283      (1,660)
    NET ASSETS:
      Beginning of period...........................................................     72,519      67,647      19,329      20,989
-----------------------------------------------------------------------------------------------------------------------------------
      End of period.................................................................   $ 81,775    $ 72,519    $ 21,612    $ 19,329
-----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan Funds
Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Mutual Fund Select Trust and Mutual Fund Trust (the "Trusts") were organized as Massachusetts business trusts and are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-end, non-diversified management investment companies.

Effective February 28, 2001, the following five separate portfolios of the Trusts (collectively, the "Funds") were renamed with the approval of the Board of Trustees of the Trusts:

          New Name                                                         Old Name
------------------------------------------------------------------------------------------------------------------
JPMorgan Tax Free Income Fund ("TFI")                         Chase Vista Select Tax Free Income Fund
JPMorgan Intermediate Tax Free Income Fund ("ITFI")           Chase Vista Select Intermediate Tax Free Income Fund
JPMorgan New York Intermediate Tax Free Income Fund ("NYTF)   Chase Vista Select New York Intermediate Tax Free
                                                              Income Fund
JPMorgan New Jersey Tax Free Income Fund ("NJTFI")            Chase Vista Select New Jersey Tax Free Income Fund
JPMorgan California Intermediate Tax Free Fund ("CITF")       Chase Vista California Intermediate Tax Free Fund

TFI, ITFI, NYTFI and NJTFI are each a series of Mutual Fund Select Trust. CITF is a series of Mutual Fund Trust. The funds offer various classes of shares as follows:

        Fund                                     Classes Offered
--------------------------------------------------------------------------------
TFI                                              Class A, Class B, Institutional
ITFI                                             Institutional
NYTFI                                            Class A, Class B, Institutional
NJTFI                                            Institutional
CITF                                             Class A

Class A Shares generally provide for a front-end sales charge while Class B Shares provide for a contingent deferred sales charge. All classes of shares have equal rights as earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing expenses and each class has exclusive voting rights with respect to its distribution and shareholder servicing agreement. No sales charges are assessed with respect to the Institutional Class ("Class I").

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Valuation of investments -- Fixed income securities (other than short-term obligations), including listed issues, are valued using matrix pricing systems of a major dealer in bonds which take in to account factors such as institutional-size trading in similar

JPMorgan Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)

      groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted exchange or over-the-counter prices. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market.

      B. Repurchase agreements -- It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, sub-custodian or a bank with which the custodian bank has entered into a sub-custodian agreement or is segregated in the Federal Reserve Book Entry System. If the seller of a repurchase agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral may be delayed or limited.

      C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued, adjusted for amortization of premiums and accretion of discounts.

      Purchases of when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund segregates assets with a current value at least equal to the amount of its when-issued or delayed delivery purchase commitments.

      D. Futures contracts -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

      The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

      The Funds invest in U.S. Treasury and/or municipal bond futures contracts as a hedge to modify the duration of the portfolio holdings.

      As of February 28, 2001, the Funds had open futures contracts as shown on the Portfolios of Investments.

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
                           Notes to Financial Statements (unaudited) (continued)

      E. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

      F. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition--"temporary differences") such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

      G. Allocation of income and expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other that class specific expenses (e.g., transfer agent fees), are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

      H. Organization costs -- Organization and initial registration costs incurred in connection with establishing each of the Funds, except for CITF, have been deferred and are being amortized on a straight-line basis over a sixty month period beginning with the commencement of operations of each Fund.

2. Fees and Other Transactions with Affiliates

      A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") (formerly Chase Fleming Asset Management (USA) Inc., formerly Chase Asset Management Inc.) acts as the investment adviser to the Funds. JPMFAM is a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. (formerly The

JPMorgan Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)

      Chase Manhattan Corporation). As investment adviser, JPMFAM supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of the average daily net assets for each respective Fund. The Adviser (and its predecessor) voluntarily waived fees as outlined in Note 2.F. below.

      Prior to February 22, 2001, The Chase Manhattan Bank ("Chase"), also a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. acted as the investment advisor to each Fund, and JPMFAM acted as the sub-investment adviser to each Fund. Pursuant to a Sub-Investment Advisory Agreement between Chase and JPMFAM, JPMFAM was entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% of each Fund's average daily net assets. The Investment Advisory Agreement between each Fund and Chase has been assigned to JPMFAM.

      B. Shareholder servicing fees -- The Trusts have adopted an Administrative Services Plan which, among other things, provides that the Trusts on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of each Fund.

      Chase and certain affiliates are the only Shareholder Servicing Agents. The Shareholder Servicing Agents voluntarily waived fees as outlined in
      Note 2.F. below.

      C. Distribution and sub-administration fees -- Pursuant to a Distribution and Sub-Administration Agreement, J.P. Morgan Fund Distributors, Inc. (the "Distributor") (formerly Vista Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS"), acts as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trusts, including providing officers, clerical staff and office space for an annual fee computed daily and paid monthly of 0.05% of the average daily net assets of each Fund. The Distributor voluntarily waived fees as outlined in Note 2.F. below.

      The Trustees have adopted Distribution Plans for Class A Shares of TFI, NYTFI and CITF, and for Class B Shares of TFI and NYTFI in accordance with Rule 12b-1 under the 1940 Act. There is no Distribution Plan for Institutional Class Shares. The Distribution Plans provide that each Fund shall pay distribution fees at annual rate not to exceed 0.25% of each Fund's average daily net assets for Class A Shares and 0.75% of each Fund's average daily net assets for Class B Shares. The Distributor voluntarily waived fees as outlined in Note 2.F. below.

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
                           Notes to Financial Statements (unaudited) (continued)

      D. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trusts at an annual fee computed daily and paid monthly of 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived fees as outlined in Note 2.F. below.

      E. Custodian and accounting fees -- Chase provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. Custodian fees are subject to reduction by credits earned by each Fund, based on cash balances held by Chase as custodian. Such earnings credits are presented separately in the Statement of Operations. The Funds could have invested the cash balances utilized in connection with the earnings credit arrangements in income producing assets if they had not entered into such arrangements.

      F. Waivers of fees-- For the six months ended February 28, 2001, the Funds' vendors voluntarily waived fees for each of the Funds as follows (in thousands):

                          Investment                           Shareholder
                           Advisory       Administration        Servicing          Distribution
-----------------------------------------------------------------------------------------------
  TFI................        $ --             $  3                $  3                 $ --
  NYTFI..............          --               39                   4                    5
  NJTFI..............          --               15                  57                   --
  CITF...............          29               15                  24                   24

      G. Other -- Certain officers of the Trust are officers of the Distributor or of its parent corporation, BISYS.

      Deferred organization costs are included in Other assets in the Statement of Assets and Liabilities, and amortization of such costs is included in Other expenses in the Statement of Operations.

      The Distributor voluntarily reimbursed expenses of the Funds in the amounts as shown on the Statement of Operations.

3. Investment Transactions

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the six months ended February 28, 2001, were as follows (amounts in thousands):

                                       TFI         ITFI         NYTFI        NJTFI       CITF
----------------------------------------------------------------------------------------------
  Purchases......................   $ 207,635    $ 103,817    $ 114,101    $ 40,504    $ 5,335
  Sales..........................     201,258      120,982       96,108      35,265      4,051

JPMorgan Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)

4. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation/(depreciation) in value of the investment securities at February 28, 2001, are as follows (amounts in thousands):

                                       TFI         ITFI         NYTFI        NJTFI      CITF
----------------------------------------------------------------------------------------------
    Aggregate cost...............   $ 805,112    $ 667,091    $ 369,764    $ 77,739    $22,605
                                    ---------    ---------    ---------    --------    -------
    Gross unrealized
       appreciation..............   $  42,786    $  32,453    $  15,932    $  3,705    $ 1,095
    Gross unrealized
       depreciation..............      (2,172)        (416)        (502)       (148)        --
                                    ---------    ---------    ---------    --------    -------
    Net unrealized
       appreciation..............   $  40,614    $  32,037    $  15,430    $  3,557    $ 1,095
                                    =========    =========    =========    ========    =======

5. Concentration of Credit Risk

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. NYTFI, CITF and NJTFI primarily invest in issuers in the States of New York, California and New Jersey, respectively. TFI invested approximately 24.7% of its net assets in issuers in New York State. The issuer's abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

6. Trustee Compensation

The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended February 28, 2001, included in Trustees Fees in the Statement of Operations, and accrued pension liability included in Other Accrued Liabilities, in the Statement of Assets and Liabilities were as follows (in thousands):

                                             Pension            Accrued Pension
                                             Expenses              Liability
--------------------------------------------------------------------------------
    TFI                                         $8                    $71
    ITFI                                         7                     70
    NYTFI                                        3                     23
    NJTFI                                        1                      6
    CITF                                        --                      3

7. Bank Borrowings

The Funds may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
                           Notes to Financial Statements (unaudited) (continued)

be repaid before the Fund may make additional investments. The funds have entered into an agreement, enabling them to participate with other Chase Vista Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

The Funds had no borrowings outstanding at February 28, 2001, nor at any time during the year then ended.

8. Reorganizations

On February 16, 2001, TFI and NYTFI (the "acquiring funds") acquired all the net assets of Chase Vista Tax Free Income Fund ("CVTFI") and Chase Vista New York Tax Free Income Fund ("CVNYTFI") (collectively, the "acquired funds"), respectively, pursuant to Reorganization Plans approved by CVTFI and CVNYTFI shareholders on January 26, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the acquired funds received shares in the acquiring funds with a value equal to their holdings in the acquired funds. Holders of Class A Shares in the acquired funds received Class A Shares in the acquiring funds and holders of Class B Shares in the acquired funds received Class B Shares in the acquiring funds.

The following is a summary of shares outstanding, net assets, net asset values per share and net unrealized appreciation immediately before and after the reorganization:

                                  Before                 After                 Before                 After
                               Reorganization        Reorganization        Reorganization        Reorganization
                         --------------------------  --------------  --------------------------  --------------
                            CVTFI          TFI            TFI          CVNYTFI         NYTFI          NYTFI
                         ------------  ------------  --------------  ------------  ------------  --------------
Class A
  Shares                    4,211,871                    8,191,841      6,653,356                   10,754,108
  Net Assets             $ 52,784,038                 $ 52,784,038   $ 77,620,280                 $ 77,620,280
  Net Asset Value        $      12.53                 $       6.44   $      11.67                 $       7.22

Class B
  Shares                      832,033                    1,609,355      1,088,287                    1,754,524
  Net Assets             $ 10,370,788                 $ 10,370,788   $ 12,669,055                 $ 12,669,055
  Net Asset
  Value                  $      12.46                 $       6.44   $      11.64                 $       7.22

Class I
  Shares                                122,398,528    122,398,528                   39,361,372     39,361,372
  Net Assets                           $788,020,648   $788,020,648                 $284,240,813   $284,240,813
  Net Asset
  Value                                $       6.44   $       6.44                 $       7.22   $       7.22
Net Unrealized
Appreciation             $  2,198,910  $ 39,531,740   $ 41,730,650   $  2,920,739  $ 13,199,227   $ 16,119,966

JPMorgan Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)

9. Subsequent Events

On April 3, 2001, the Board of Trustees of Mutual Fund Select Trust and Mutual Fund Trust approved a Plan of Reorganization (the "Reorganization Plan") between the Funds listed below. Under the Reorganization Plan, the acquired fund would transfer all of its assets and liabilities to the acquiring fund in a tax-free reorganization. In exchange, shareholders of the acquired fund would receive shares of the acquiring fund with a value equal to their respective holdings in the acquired fund. The costs and expenses associated with the Reorganization will be borne by the Advisor and not by the Funds (or by the shareholders of either fund.) The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the Funds.

Acquiring Fund                        Acquired Fund
---------------------------------------------------------------------------------------------
ITFI                                  J.P. Morgan Tax Exempt Bond Fund
ITFI                                  J.P. Morgan Institutional Tax Exempt Bond Fund
NYTFI                                 J.P. Morgan New York Tax Exempt Bond Fund
NYTFI                                 J.P. Morgan Institutional New York Tax Exempt Bond Fund
J.P. Morgan California Bond Fund      CITF

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
                                       Notes to Financial Statements (continued)

10. Capital Share Transactions

Capital share transactions were as follows for the periods presented (amounts in thousands):

TAX FREE INCOME FUND

----------------------------------------------------------------------------------------------------------------------
                                                              Class A               Class B               Class I
----------------------------------------------------------------------------------------------------------------------
                                                         Amount     Shares     Amount     Shares     Amount     Shares
----------------------------------------------------------------------------------------------------------------------
                                                                      Six Months Ended February 28, 2001*
----------------------------------------------------------------------------------------------------------------------
Shares sold                                             $  1,528       241    $     --        --    $ 49,719     7,855
Shares issued in connection with fund merger (Note 8)     52,784     8,192      10,371     1,609          --        --
Shares issued in reinvestment of distributions                --        --          --        --          25         4
Shares redeemed                                           (1,967)     (306)       (248)      (38)    (40,246)   (6,322)
----------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                 $ 52,345     8,127    $ 10,123     1,571    $  9,498     1,537
======================================================================================================================
                                                                          Year Ended August 31, 2000
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                         $ 94,232    15,513
Shares issued in reinvestment of distributions                                                            55         9
Shares redeemed                                                                                      (93,114)  (15,332)
----------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                                                             $  1,173       190
======================================================================================================================

* For Class A and B Shares, from commencement of offering on February 16, 2001.

INTERMEDIATE TAX FREE INCOME FUND

---------------------------------------------------------------------------------------
                                                                  Class I
---------------------------------------------------------------------------------------
                                                         Amount               Shares
---------------------------------------------------------------------------------------
                                                     Six Months Ended February 28, 2001
---------------------------------------------------------------------------------------
Shares sold                                             $ 35,052              3,317
Shares issued in reinvestment of distributions                20                  2
Shares redeemed                                          (41,172)            (3,909)
---------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding                 $ (6,100)              (590)
=======================================================================================

                                                         Year Ended August 31, 2000
---------------------------------------------------------------------------------------
Shares sold                                             $ 66,780              6,521
Shares issued in reinvestment of distributions             3,806                372
Shares redeemed                                         (107,611)           (10,502)
---------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding                 $(37,025)            (3,609)
=======================================================================================

JPMorgan Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NEW YORK INTERMEDIATE TAX FREE INCOME FUND

----------------------------------------------------------------------------------------------------------------------
                                                              Class A               Class B               Class I
----------------------------------------------------------------------------------------------------------------------
                                                         Amount     Shares     Amount     Shares     Amount     Shares
----------------------------------------------------------------------------------------------------------------------
                                                                      Six Months Ended February 28, 2001*
----------------------------------------------------------------------------------------------------------------------
Shares sold                                             $    127        18    $    100        14    $ 30,596     4,293
Shares issued in connection with fund merger (Note 8)     77,620    10,754      12,669     1,754          --        --
Shares issued in reinvestment of distributions                --        --          --        --           4         1
Shares redeemed                                             (203)      (28)        (30)       (4)    (19,536)   (2,769)
Net increase in Fund shares outstanding                 $ 77,544    10,744    $ 12,739     1,764    $ 11,064     1,525
======================================================================================================================
                                                                           Year Ended August 31, 2000
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                         $ 42,794     6,259
Shares issued in reinvestment of distributions                                                            89        13
Shares redeemed                                                                                      (64,427)   (9,421)
----------------------------------------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding                                                             $(21,544)   (3,149)
======================================================================================================================

* For Class A and B Shares, from commencement of offering on February 16, 2001.

NEW JERSEY TAX FREE INCOME FUND

---------------------------------------------------------------------------------------
                                                                  Class I
---------------------------------------------------------------------------------------
                                                         Amount               Shares
---------------------------------------------------------------------------------------
                                                     Six Months Ended February 28, 2001
---------------------------------------------------------------------------------------
Shares sold                                             $ 10,563              1,067
Shares issued in reinvestment of distributions                 4                  1
Shares redeemed                                           (4,121)              (417)
---------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                 $  6,446                651
=======================================================================================

                                                        Year Ended August 31, 2000
---------------------------------------------------------------------------------------
Shares sold                                             $ 12,035              1,271
Shares issued in reinvestment of distributions                 6                  1
Shares redeemed                                           (8,140)              (862)
---------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                 $  3,901                410
=======================================================================================

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
                                       Notes to Financial Statements (continued)

CALIFORNIA INTERMEDIATE TAX FREE FUND

---------------------------------------------------------------------------------------
                                                                  Class A
---------------------------------------------------------------------------------------
                                                         Amount               Shares
---------------------------------------------------------------------------------------
                                                     Six Months Ended February 28, 2001
---------------------------------------------------------------------------------------
Shares sold                                             $  2,747                268
Shares issued in reinvestment of distributions               180                 18
Shares redeemed                                           (1,077)              (107)
---------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                 $  1,850                179
=======================================================================================

                                                         Year Ended August 31, 2000
---------------------------------------------------------------------------------------
Shares sold                                             $    653                 67
Shares issued in reinvestment of distributions               591                 61
Shares redeemed                                           (3,275)              (338)
---------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding                 $ (2,031)              (210)
=======================================================================================

--------------------------------------------------------------------------------
JPMorgan Funds
Financial Highlights (unaudited)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                           Tax Free Income Fund @
                                                  --------------------------------------------------------------------------------
                                                  Class A     Class B                       Institutional Class
                                                  --------    --------    --------------------------------------------------------
                                                  2/16/01^    2/16/01^    9/1/00                Year Ended                 1/1/97*
                                                  Through     Through     Through     --------------------------------     Through
                                                  2/28/01     2/28/01     2/28/01     8/31/00     8/31/99      8/31/98     8/31/97
                                                  -------     -------     -------     -------     -------      -------     -------
Per share operating performance:
Net asset value, beginning of period...........   $  6.44     $  6.44     $  6.25     $  6.19     $  6.60      $  6.45     $  6.39
                                                  -------     -------     -------     -------     -------      -------     -------
Income from investment operations:
  Net investment income........................      0.01        0.01        0.14        0.30        0.34         0.35        0.24
  Net gains or losses in securities (both
    realized and unrealized)...................        --          --        0.19        0.06       (0.37)        0.21        0.06
                                                  -------     -------     -------     -------     -------      -------     -------
    Total from investment operations...........      0.01        0.01        0.33        0.36       (0.03)        0.56        0.30
                                                  -------     -------     -------     -------     -------      -------     -------
Less distributions:
  Dividends from net investment income.........      0.01        0.01        0.14        0.30        0.34         0.35        0.24
  Distributions from capital gains.............        --          --          --          --        0.04         0.06          --
                                                  -------     -------     -------     -------     -------      -------     -------
    Total distributions........................      0.01        0.01        0.14        0.30        0.38         0.41        0.24
                                                  -------     -------     -------     -------     -------      -------     -------
Net asset value, end of period.................   $  6.44     $  6.44     $  6.44     $  6.25     $  6.19      $  6.60     $  6.45
                                                  =======     =======     =======     =======     =======      =======     =======
Total return(1)................................      0.11%       0.09%       5.42%       6.11%      (0.63%)       8.99%       4.86%
Ratios/supplemental data:
  Net assets, end of period (millions).........   $    52     $    10     $   785     $   753     $   744      $   761     $   677
Ratios to average net assets:#
  Expenses.....................................      0.52%       1.14%       0.74%       0.57%       0.03%        0.02%       0.02%
  Net investment income........................      4.83%       4.21%       4.61%       4.98%       5.25%        5.39%       5.73%
  Expenses without waivers, reimbursements
    and earnings credits.......................      0.85%       1.19%       0.74%       0.66%       0.50%        0.50%       0.49%
  Net investment income without waivers,
    reimbursements and earnings credits........      4.50%       4.16%       4.61%       4.89%       4.78%        4.91%       5.26%
Portfolio turnover rate........................        26%         26%         26%         35%         39%          47%         48%
-----------------------------------------------------------------------------------------------------------------------------------

  @ Formerly Chase Vista Select Tax Free Income Fund.
  * Commencement of operations.
  ^ Commencement of offering of class of shares.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
                                    Financial Highlights (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited) (continued)

                                                             Intermediate Tax Free Income Fund @
                                                     ----------------------------------------------------
                                                                     Institutional Class
                                                     ----------------------------------------------------
                                                     9/1/00              Year Ended               1/1/97*
                                                     Through    ------------------------------    Through
                                                     2/28/01    8/31/00    8/31/99     8/31/98    8/31/97
                                                     -------    -------    -------     -------    -------
Per share operating performance:
Net asset value, beginning of period..............   $ 10.46    $ 10.42    $ 10.93     $ 10.85    $ 10.75
                                                     -------    -------    -------     -------    -------
Income from investment operations:
  Net investment income...........................      0.22       0.46       0.52        0.56       0.39
  Net gains or losses in securities (both
    realized and unrealized)......................      0.27       0.10      (0.39)       0.29       0.10
                                                     -------    -------    -------     -------    -------
    Total from investment operations..............      0.49       0.56       0.13        0.85       0.49
                                                     -------    -------    -------     -------    -------
Less distributions:
  Dividends from net investment income............      0.22       0.46       0.52        0.56       0.39
  Distributions from capital gains................        --       0.06       0.12        0.21         --
                                                     -------    -------    -------     -------    -------
    Total distributions...........................      0.22       0.52       0.64        0.77       0.39
                                                     -------    -------    -------     -------    -------
Net asset value, end of period....................   $ 10.73    $ 10.46    $ 10.42     $ 10.93    $ 10.85
                                                     =======    =======    =======     =======    =======
Total return......................................      4.72%      5.54%      1.15%       8.08%      4.58%
Ratios/supplemental data:
  Net assets, end of period (millions)............   $   706    $   694    $   729     $   717    $   631
Ratios to average net assets:#
  Expenses........................................      0.74%      0.57%      0.03%       0.02%      0.02%
  Net investment income...........................      4.18%      4.49%      4.81%       5.10%      5.40%
  Expenses without waivers, reimbursements
    and earnings credits..........................      0.74%      0.66%      0.50%       0.50%      0.50%
  Net investment income without waivers,
    reimbursements and earnings credits...........      4.18%      4.40%      4.34%       4.62%      4.92%
Portfolio turnover rate...........................        15%        60%        62%         71%        60%
----------------------------------------------------------------------------------------------------------

  @ Formerly Chase Vista Select Intermediate Tax Free Income Fund.
  * Commencement of operations.
  # Short periods have been annualized.

                       See notes to financial statements.

JPMorgan Funds
--------------------------------------------------------------------------------
Financial Highlights (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                  New York Intermediate Tax Free Income Fund @
                                                  --------------------------------------------------------------------------------
                                                  Class A     Class B                       Institutional Class
                                                  --------    --------    --------------------------------------------------------
                                                  2/16/01^    2/16/01^    9/1/00                Year Ended                 1/1/97*
                                                  Through     Through     Through     --------------------------------     Through
                                                  2/28/01     2/28/01     2/28/01     8/31/00     8/31/99      8/31/98     8/31/97
                                                  -------     -------     -------     -------     -------      -------     -------
Per share operating performance:
Net asset value, beginning of period...........   $  7.22     $  7.22     $  7.01     $  6.91     $  7.29      $  7.15     $  7.09
                                                  -------     -------     -------     -------     -------      -------     -------
Income from investment operations:
  Net investment income........................      0.01        0.01        0.15        0.31        0.35         0.37        0.26
  Net gains or losses in securities (both
    realized and unrealized)...................     (0.01)      (0.01)       0.20        0.10       (0.31)        0.21        0.06
                                                  -------     -------     -------     -------     -------      -------     -------
    Total from investment operations...........        --          --        0.35        0.41        0.04         0.58        0.32
                                                  -------     -------     -------     -------     -------      -------     -------
Less distributions:
  Dividends from net investment income.........      0.01        0.01        0.15        0.31        0.35         0.37        0.26
  Distributions from capital gains.............        --          --          --          --        0.07         0.07          --
                                                  -------     -------     -------     -------     -------      -------     -------
    Total distributions........................      0.01        0.01        0.15        0.31        0.42         0.44        0.26
                                                  -------     -------     -------     -------     -------      -------     -------
Net asset value, end of period.................   $  7.21     $  7.21     $  7.21     $  7.01     $  6.91      $  7.29     $  7.15
                                                  =======     =======     =======     =======     =======      =======     =======
Total return(1)................................     (0.04%)     (0.06)       5.02%       6.13%       0.38%        8.37%       4.62%
Ratios/supplemental data:
  Net assets, end of period (millions).........   $    77     $    13     $   296     $   277     $   295      $   283     $   235
Ratios to average net assets:#
  Expenses.....................................      0.52%       1.14%       0.75%       0.58%       0.04%        0.03%       0.03%
  Net investment income........................      4.44%       3.82%       4.21%       4.48%       4.85%        5.08%       5.52%
  Expenses without waivers, reimbursements
    and earnings credits.......................      1.13%       1.47%       0.77%       0.70%       0.53%        0.53%       0.53%
  Net investment income without waivers,
    reimbursements and earnings credits........      3.83%       3.49%       4.19%       4.36%       4.36%        4.58%       5.02%
Portfolio turnover rate........................        33%         33%         33%         46%         39%          66%         32%
-----------------------------------------------------------------------------------------------------------------------------------

  @ Formerly Chase Vista Select Tax Free Income Fund.
  * Commencement of operations.
  ^ Commencement of offering of class of shares.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
                                    Financial Highlights (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited) (continued)

                                                              New Jersey Tax Free Income Fund @
                                                     ----------------------------------------------------
                                                                     Institutional Class
                                                     ----------------------------------------------------
                                                     9/1/00              Year Ended               1/1/97*
                                                     Through    ------------------------------    Through
                                                     2/28/01    8/31/00    8/31/99     8/31/98    8/31/97
                                                     -------    -------    -------     -------    -------
Per share operating performance:
Net asset value, beginning of period..............   $  9.73    $  9.61    $ 10.24     $ 10.04    $  9.99
                                                     -------    -------    -------     -------    -------
Income from investment operations:
  Net investment income...........................      0.21       0.44       0.49        0.52       0.37
  Net gains or losses in securities (both
    realized and unrealized)......................      0.36       0.12      (0.45)       0.24       0.05
                                                     -------    -------    -------     -------    -------
    Total from investment operations..............      0.57       0.56       0.04        0.76       0.42
                                                     -------    -------    -------     -------    -------
Less distributions:
  Dividends from net investment income............      0.21       0.44       0.49        0.52       0.37
  Distributions from capital gains................        --         --       0.18        0.04         --
                                                     -------    -------    -------     -------    -------
    Total distributions...........................      0.21       0.44       0.67        0.56       0.37
                                                     -------    -------    -------     -------    -------
Net asset value, end of period....................   $ 10.09    $  9.73    $  9.61     $ 10.24    $ 10.04
                                                     =======    =======    =======     =======    =======
Total return......................................      5.92%      6.08%      0.37%       7.82%      4.20%
Ratios/supplemental data:
  Net assets, end of period (millions)............   $    82    $    73    $    68     $    71    $    64
Ratios to average net assets:#
  Expenses........................................      0.75%      0.59%      0.04%       0.02%      0.02%
  Net investment income...........................      4.28%      4.67%      4.94%       5.16%      5.52%
  Expenses without waivers, reimbursements
    and earnings credits..........................      0.94%      0.82%      0.63%       0.63%      0.57%
  Net investment income without waivers,
    reimbursements and earnings credits...........      4.09%      4.44%      4.35%       4.55%      4.97%
Portfolio turnover rate...........................        48%        48%        24%         60%        14%
---------------------------------------------------------------------------------------------------------

  @ Formerly Chase Vista Select New Jersey Tax Free Income Fund.
  * Commencement of operations.
  # Short periods have been annualized.

                       See notes to financial statements.

JPMorgan Funds
--------------------------------------------------------------------------------
Financial Highlights (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited) (continued)

                                                                    California Intermediate Tax Free Fund @
                                                      --------------------------------------------------------------------
                                                                                    Class A
                                                      --------------------------------------------------------------------
                                                      9/1/00                             Year Ended
                                                      Through    ---------------------------------------------------------
                                                      2/28/01     8/31/00     8/31/99      8/31/98     8/31/97     8/31/96
                                                      -------     -------     -------      -------     -------     -------
Per share operating performance:
Net asset value, beginning of period..............   $  10.00    $   9.79    $  10.29     $  10.07    $   9.81    $   9.89
                                                     --------    --------    --------     --------    --------    --------
Income from investment operations:
  Net investment income...........................       0.21        0.42        0.41         0.45        0.46        0.48
  Net gains or losses in securities (both
    realized and unrealized)......................       0.23        0.31       (0.37)        0.32        0.26        0.01
                                                     --------    --------    --------     --------    --------    --------
    Total from investment operations..............       0.44        0.73        0.04         0.77        0.72        0.49
                                                     --------    --------    --------     --------    --------    --------
Less distributions:
  Dividends from net investment income............       0.21        0.42        0.41         0.45        0.33        0.48
  Distributions from capital gains................         --        0.10        0.13         0.10        0.13        0.09
                                                     --------    --------    --------     --------    --------    --------
    Total distributions...........................       0.21        0.52        0.54         0.55        0.46        0.57
                                                     --------    --------    --------     --------    --------    --------
Net asset value, end of period....................   $  10.23    $  10.00    $   9.79     $  10.29    $  10.07    $   9.83
                                                     ========    ========    ========     ========    ========    ========
Total return(1)...................................       4.50%       7.83%       0.28%        7.81%       7.46%       5.00%
Ratios/supplemental data:
  Net assets, end of period (millions)............   $     22    $     19    $     21     $     24    $     26    $     28
Ratios to average net assets:#
  Expenses........................................       0.60%       0.60%       0.60%        0.60%       0.60%       0.60%
  Net investment income...........................       4.29%       4.35%       3.99%        4.38%       4.65%       4.77%
  Expenses without waivers, reimbursements
    and earnings credits..........................       1.55%       1.55%       1.46%        1.44%       1.33%       1.47%
  Net investment income without waivers,
    reimbursements and earnings credits...........       3.34%       3.40%       3.13%        3.54%       3.92%       3.90%
Portfolio turnover rate...........................         22%        116%        111%          44%         66%        188%
---------------------------------------------------------------------------------------------------------------------------

  @ Formerly Chase Vista California Intermediate Tax Free Fund.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  # Short periods have been annualized.

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan Funds
Funds Special Meeting of Shareholders (unaudited)

A Special Meeting of Shareholders was held on January 26, 2001 at One Chase Square, Rochester, New York 14643 for purposes of approving an Agreement and Plan of Reorganization (the "Reorganization Plan") between Chase Vista Select New York Intermediate Tax Free Income Fund and Chase Vista Select Tax Free Income Fund (the "acquiring funds"), both a series of Mutual Fund Select Trust and Chase Vista New York Tax Free Income Fund and Chase Vista Tax Free Income Fund (the "acquired funds"), both a series of Mutual Fund Trust. Under the Reorganization Plan, the acquired funds would transfer all of their asset and liabilities to the acquiring funds in a tax-free reorganization. In exchange, shareholders of the acquired funds would receive shares of the acquiring funds with a value equal to their respective holdings in the acquired funds. A majority of shareholders of Chase Vista New York Tax Free Income Fund and Chase Vista Tax Free Income Fund, respectively, approved the Reorganization Plan by the following votes:

                             Chase Vista New York          Chase Vista Tax Free
                             Tax Free Income Fund               Income Fund
--------------------------------------------------------------------------------
For                               3,823,042                      2,529,246
Against                             346,885                         58,795
Abstain                             149,156                         74,968

--------------------------------------------------------------------------------
JPMorgan Tax Free Funds
Semi-Annual Report

INVESTMENT ADVISER

JPMorgan Fleming Asset Management

ADMINISTRATOR, SHAREHOLDER AND FUND SERVICING AGENT AND CUSTODIAN

The Chase Manhattan Bank

DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT

DST Systems, Inc.

LEGAL COUNSEL

Simpson, Thatcher & Barnett

INDEPENDENT ACCOUNTANTS

PriceWaterhouseCoopers LLP

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc. which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceeded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accoutants, who express no opinion thereto.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039

          (c) J.P. Morgan Chase & Co., All Rights Reserved. April 2001

                                                                      ANSTF-2-40